Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 69.3% Value
Asset-Backed Securities  5.6%
AGL CLO 13, Ltd.
$ 1,100,000
6.205%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
$ 1,100,561
Anchorage Capital CLO 20, Ltd.
850,000
7.493%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
850,672
Anchorage Capital CLO 21, Ltd.
1,225,000
6.193%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,214,112
Balboa Bay Loan Funding, Ltd.
750,000
6.267%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
744,101
1,050,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,050,000
Barings Loan Partners CLO, Ltd. 2
1,500,000
5.955%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,484,013
Business Jet Securities, LLC
763,163
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
744,143
1,543,273
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,571,857
CarVal CLO IV, Ltd.
1,250,000
6.305%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
1,250,674
CarVal CLO, Ltd.
1,700,000
7.993%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,705,663
Cascade Funding Mortgage Trust,
LLC
644,339
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
637,971
Hertz Vehicle Financing III, LLC
1,425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,432,747
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,526,687
HTAP
955,548
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
950,218
HTAP Issuer Trust
683,986
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
675,458
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,534,539
MFA Trust
725,242
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
726,243
Pagaya AI Debt Grantor Trust
1,002,835
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,002,222
Principal
Amount Long-Term Fixed Income  69.3% Value
Asset-Backed Securities  5.6% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 614,053
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 620,189
Palmer Square Loan Funding, Ltd.
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
247,666
825,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
824,413
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,c
1,852,416
1,173,741
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,c
1,181,091
1,650,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,c
1,653,474
1,426,046
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,c
1,429,390
1,336,733
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,c
1,323,009
1,422,457
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
1,422,929
RCO VII Mortgage, LLC
969,220
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
971,910
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
517,678
Saxon Asset Securities Trust
567,623
3.654%,  8/25/2035, Ser.
2004-2, Class MF2
b
500,440
Sculptor CLO XXVIII, Ltd.
1,700,000
6.253%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,692,699
Signal Peak CLO 1, Ltd.
1,100,000
6.240%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,089,543
Silver Point CLO 2, Ltd.
1,800,000
6.993%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
1,800,448
Stanwich Mortgage Loan
Company, LLC
36,845
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
36,906
Sunnova Hestia II Issuer, LLC
1,181,503
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,186,645
Symphony CLO XX, Ltd.
1,050,000
7.308%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,050,870
TCW CLO, Ltd.
1,400,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,387,492

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Asset-Backed Securities  5.6% - continued
Unlock HEA Trust
$ 1,370,719
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 1,364,810
1,339,431
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,330,439
632,042
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
619,137
Upstart Securitization Trust
62,340
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
62,469
Vericrest Opportunity Loan
Transferee
1,336,400
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
1,338,595
1,659,663
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,662,520
1,158,921
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
1,161,137
342,861
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
342,413
1,757,653
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,c
1,756,351
407,300
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
399,483
Whitebox CLO I, Ltd.
500,000
6.297%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
500,145
Whitebox CLO IV, Ltd.
1,250,000
6.893%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
1,250,010
Wind River CLO, Ltd.
950,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
950,309
Total 53,728,907
Basic Materials  0.9%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
167,000 8.625%,  6/15/2029
a
174,997
Alumina, Pty. Ltd.
200,000 6.125%,  3/15/2030
a
199,492
ATI, Inc.
268,000 7.250%,  8/15/2030 276,238
Avient Corporation
84,000 6.250%,  11/1/2031
a
83,210
Axalta Coating Systems Dutch
Holding B BV
163,000 7.250%,  2/15/2031
a
168,107
Cascades, Inc./Cascades USA,
Inc.
297,000 5.125%,  1/15/2026
a
294,292
Celanese US Holdings, LLC
45,000 6.600%,  11/15/2028 46,416
75,000 6.500%,  4/15/2030 74,459
55,000 6.629%,  7/15/2032 56,483
25,000 6.750%,  4/15/2033 24,269
Cerdia Finanz GmbH
56,000 9.375%,  10/3/2031
a
57,294
Chemours Company
270,000 5.750%,  11/15/2028
a
249,032
Principal
Amount Long-Term Fixed Income  69.3% Value
Basic Materials  0.9% - continued
Chevron Phillips Chemical
Company, LLC
$ 303,000 4.750%,  5/15/2030
a
$ 302,520
Cleveland-Cliffs, Inc.
130,000 5.875%,  6/1/2027 129,089
210,000 4.625%,  3/1/2029
a
195,146
118,000 4.875%,  3/1/2031
a
102,669
78,000 7.375%,  5/1/2033
a
74,844
118,000 6.250%,  10/1/2040 96,227
Consolidated Energy Finance SA
409,000 5.625%,  10/15/2028
a
351,740
Eastman Chemical Company
240,000 5.000%,  8/1/2029 241,251
Ecolab, Inc.
174,000 2.125%,  2/1/2032
e
147,482
First Quantum Minerals, Ltd.
70,000 6.875%,  10/15/2027
a
69,944
FMC Corporation
135,000 5.150%,  5/18/2026 135,345
FMG Resources August 2006, Pty.
Ltd.
118,000 5.875%,  4/15/2030
a
116,529
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
a
193,325
Hecla Mining Company
160,000 7.250%,  2/15/2028 161,509
Hudbay Minerals, Inc.
198,000 4.500%,  4/1/2026
a
195,030
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
142,000 9.000%,  7/1/2028
a
141,143
INEOS Finance plc
353,000 7.500%,  4/15/2029
a
351,284
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
a
197,308
Magnera Corporation
179,000 7.250%,  11/15/2031
a
174,097
Mercer International, Inc.
143,000 5.125%,  2/1/2029 122,549
Methanex Corporation
179,000 5.125%,  10/15/2027 175,500
119,000 5.250%,  12/15/2029
e
114,291
Methanex US Operations, Inc.
102,000 6.250%,  3/15/2032
a
99,352
Mineral Resources, Ltd.
192,000 9.250%,  10/1/2028
a
191,979
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034 201,843
Novelis Corporation
53,000 3.250%,  11/15/2026
a
51,237
124,000 4.750%,  1/30/2030
a
115,618
150,000 3.875%,  8/15/2031
a
130,411
Olin Corporation
104,000 6.625%,  4/1/2033
a
101,048
Peabody Energy Corporation,
Convertible
340,000 3.250%,  3/1/2028 350,710
SCIL IV, LLC/SCIL USA Holdings,
LLC
250,000 5.375%,  11/1/2026
a
245,901

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Basic Materials  0.9% - continued
Sherwin-Williams Company
$ 144,000 4.800%,  9/1/2031 $ 143,638
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054
a
207,096
SNF Group SACA
231,000 3.375%,  3/15/2030
a
203,988
Steel Dynamics, Inc.
114,000 5.250%,  5/15/2035 112,912
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
a
399,216
Taseko Mines, Ltd.
248,000 8.250%,  5/1/2030
a
253,201
Tronox, Inc.
124,000 4.625%,  3/15/2029
a
106,049
United States Steel Corporation,
Convertible
211,000 5.000%,  11/1/2026 667,182
Total 9,074,492
Capital Goods  1.6%
Advanced Drainage Systems, Inc.
242,000 6.375%,  6/15/2030
a
243,053
AECOM
27,000 5.125%,  3/15/2027 26,789
Amsted Industries, Inc.
213,000 6.375%,  3/15/2033
a
211,870
Axon Enterprise, Inc.
38,000 6.125%,  3/15/2030
a
38,351
38,000 6.250%,  3/15/2033
a
38,391
BAE Systems plc
200,000 5.500%,  3/26/2054
a,e
197,567
Boeing Company
136,000 6.858%,  5/1/2054 147,723
222,000 2.196%,  2/4/2026 217,205
197,000 3.250%,  3/1/2028 187,986
293,000 5.150%,  5/1/2030 294,817
68,000 6.528%,  5/1/2034 72,861
Bombardier, Inc.
258,000 7.250%,  7/1/2031
a
258,878
338,000 7.000%,  6/1/2032
a,e
336,538
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
238,940
Camelot Return Merger Sub, Inc.
177,000 8.750%,  8/1/2028
a
145,804
Canpack SA/Canpack US, LLC
366,000 3.875%,  11/15/2029
a
331,669
Carrier Global Corporation
265,000 2.722%,  2/15/2030 242,370
Chart Industries, Inc.
296,000 7.500%,  1/1/2030
a
306,995
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
58,320
98,000 6.750%,  4/15/2032
a
98,678
Crown Cork & Seal Company, Inc.
142,000 7.375%,  12/15/2026 146,024
Deere & Company
129,000 5.700%,  1/19/2055 134,357
Emerson Electric Company
151,000 5.000%,  3/15/2035 152,009
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
252,000 6.625%,  12/15/2030
a
252,112
Principal
Amount Long-Term Fixed Income  69.3% Value
Capital Goods  1.6% - continued
ESAB Corporation
$ 98,000 6.250%,  4/15/2029
a
$ 99,430
Fluor Corporation, Convertible
271,000 1.125%,  8/15/2029 287,937
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
a
295,570
300,000 3.500%,  9/1/2028
a
283,461
H&E Equipment Services, Inc.
105,000 3.875%,  12/15/2028
a
104,661
Herc Holdings, Inc.
76,000 5.500%,  7/15/2027
a
75,681
194,000 6.625%,  6/15/2029
a
194,623
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 258,892
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 216,571
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 188,224
Ingersoll Rand, Inc.
226,000 5.176%,  6/15/2029 229,832
68,000 5.700%,  8/14/2033 70,182
JBT Marel Corporation,
Convertible
266,000 0.250%,  5/15/2026 265,308
John Deere Capital Corporation
144,000 3.900%,  6/7/2032 136,662
67,000 5.150%,  9/8/2033 68,412
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 146,064
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 173,422
Martin Marietta Materials, Inc.
111,000 5.150%,  12/1/2034 110,308
MKS Instruments, Inc., Convertible
690,000 1.250%,  6/1/2030
a
620,655
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
231,330
Nesco Holdings II, Inc.
284,000 5.500%,  4/15/2029
a
262,111
New Enterprise Stone and Lime
Company, Inc.
359,000 5.250%,  7/15/2028
a
346,988
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 257,568
63,000 4.700%,  3/15/2033 62,152
OI European Group BV
251,000 4.750%,  2/15/2030
a
229,734
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
a
214,817
Parker-Hannifin Corporation
120,000 4.250%,  9/15/2027 119,734
Patrick Industries, Inc., Convertible
164,000 1.750%,  12/1/2028 229,272
Quikrete Holdings, Inc.
377,000 6.375%,  3/1/2032
a
379,394
Republic Services, Inc.
131,000 5.000%,  12/15/2033 130,869
Resideo Funding, Inc.
246,000 6.500%,  7/15/2032
a
245,412
Reworld Holding Corporation
111,000 4.875%,  12/1/2029
a
103,243

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Capital Goods  1.6% - continued
Roller Bearing Company of
America, Inc.
$ 336,000 4.375%,  10/15/2029
a
$ 315,431
RTX Corporation
204,000 5.750%,  1/15/2029 212,389
575,000 4.500%,  6/1/2042 505,771
Sealed Air Corporation/Sealed Air
Corporation (US)
188,000 6.125%,  2/1/2028
a
188,271
Smyrna Ready Mix Concrete, LLC
343,000 8.875%,  11/15/2031
a
355,360
Spirit AeroSystems, Inc.
90,000 4.600%,  6/15/2028 86,330
60,000 9.750%,  11/15/2030
a
66,231
SRM Escrow Issuer, LLC
85,000 6.000%,  11/1/2028
a
82,472
Standard Industries, Inc./NY
118,000 4.750%,  1/15/2028
a
114,210
118,000 3.375%,  1/15/2031
a
102,597
Textron, Inc.
196,000 3.650%,  3/15/2027 192,311
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 151,605
TransDigm, Inc.
75,000 6.750%,  8/15/2028
a
76,095
416,000 7.125%,  12/1/2031
a
427,997
347,000 6.625%,  3/1/2032
a
351,422
Trivium Packaging Finance
184,000 5.500%,  8/15/2026
a
181,151
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 286,022
Veralto Corporation
139,000 5.350%,  9/18/2028 142,342
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,799
Waste Pro USA, Inc.
219,000 7.000%,  2/1/2033
a
219,739
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
125,439
87,000 6.625%,  3/15/2032
a
88,255
Total 15,352,065
Collateralized Mortgage Obligations  6.0%
A&D Mortgage Trust
336,561
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
341,433
ACRA Trust
672,742
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
673,649
Alternative Loan Trust
526,857
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 272,824
Banc of America Alternative Loan
Trust
488,066
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 435,220
Banc of America Mortgage
Securities Trust
272,936
6.385%,  9/25/2035, Ser.
2005-H, Class 3A1
b
258,799
Principal
Amount Long-Term Fixed Income  69.3% Value
Collateralized Mortgage Obligations  6.0% -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 76,055
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 72,221
CAFL Issuer, LLC
1,674,887
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,671,421
CHNGE Mortgage Trust
1,151,568
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,105,734
1,006,197
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
1,001,791
896,055
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
898,950
719,820
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
717,108
645,044
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
652,329
723,715
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
723,682
CIM Trust
1,235,527
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
1,242,816
Citigroup Mortgage Loan Trust,
Inc.
82,047
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 80,304
805,038
5.237%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
722,104
COLT Mortgage Loan Trust
1,080,327
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
1,087,360
Countrywide Alternative Loan Trust
406,393
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 333,685
218,667
4.149%,  10/25/2035, Ser.
2005-43, Class 4A1
b
180,441
142,157
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 113,606
CSMC Trust
618,606
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
617,994
525,035
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
447,941
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
626,733
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 546,912
288,026
4.317%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
254,947
Federal Home Loan Mortgage
Corporation - REMIC
2,555,839
4.000%,  1/25/2051, Ser.
5249, Class LA 2,504,211
1,480,675
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,203,692
5,830,310
1.500%,  12/25/2050, Ser.
5107, Class IO
f
567,974
11,690
2.500%,  5/15/2027, Ser.
4106, Class HI
f
11
289,834
3.000%,  5/15/2027, Ser.
4046, Class GI
f
4,941

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Collateralized Mortgage Obligations  6.0% -
continued
$ 388,286
3.000%,  7/15/2027, Ser.
4084, Class NI
f
$ 8,840
497,960
3.000%,  7/15/2027, Ser.
4074, Class IO
f
11,434
206,761
2.500%,  2/15/2028, Ser.
4162, Class AI
f
4,331
434,862
2.500%,  2/15/2028, Ser.
4161, Class UI
f
9,724
719,363
2.500%,  3/15/2028, Ser.
4177, Class EI
f
17,693
1,041,250
3.500%,  10/15/2032, Ser.
4119, Class KI
f
83,242
689,502
3.000%,  2/15/2033, Ser.
4170, Class IG
f
46,990
843,641
3.000%,  4/15/2033, Ser.
4203, Class DI
f
34,135
Federal Home Loan Mortgage
Corporation STRIPS
1,314,310
3.500%,  8/15/2035, Ser.
345, Class C8
f
124,389
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,413,055
1,316,836
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,306,536
601,332
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
11,924
361,198
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
6,709
416,733
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
4,167
395,438
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
8,596
1,188,063
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
27,112
829,274
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
17,790
287,156
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
6,089
737,721
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
14,521
194,229
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
2,332
289,389
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
7,204
183,576
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
4,904
159,382
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
814
947,128
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
70,216
First Horizon Alternative Mortgage
Securities Trust
148,941
6.079%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
145,043
131,157
5.537%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
123,547
Flagstar Mortgage Trust
455,252
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
409,711
GCAT Trust
1,036,832
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
962,289
Principal
Amount Long-Term Fixed Income  69.3% Value
Collateralized Mortgage Obligations  6.0% -
continued
$ 311,273
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
$ 313,875
GMAC Mortgage Corporation
Loan Trust
272,693
3.962%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
235,795
Government National Mortgage
Association
53,498
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
558
GS Mortgage-Backed Securities
Trust
918,277
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
915,310
Home RE, Ltd.
1,550,000
8.940%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,603,514
755,314
7.840%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
758,459
IndyMac IMJA Mortgage Loan
Trust
949,211
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 386,812
J.P. Morgan Mortgage Trust
688,864
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
592,051
995,221
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
985,504
69,853
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 72,067
346,046
5.373%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
246,260
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
909,620
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
758,896
Merrill Lynch Alternative Note
Asset Trust
891,555
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 306,194
MFA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,511,771
MortgageIT Securities Corporation
Mortgage Loan Trust
1,599,954
4.895%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,385,877
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,011,935
1,150,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,162,822
PMT Loan Trust
1,331,868
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,347,163
Pretium Mortgage Credit Partners,
LLC
350,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c
349,443

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Collateralized Mortgage Obligations  6.0% -
continued
PRKCM Trust
$ 1,137,717
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
$ 1,145,317
1,092,531
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
1,114,973
PRPM, LLC
1,092,454
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
1,069,559
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
926,596
778,730
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c
777,716
475,703
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
474,955
750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
750,067
Residential Accredit Loans, Inc.
Trust
387,086
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 340,228
271,093
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 213,896
520,813
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 436,428
Residential Asset Securitization
Trust
417,551
4.962%,  1/25/2034, Ser.
2004-IP1, Class A1
b
397,347
Residential Funding Mortgage
Security I Trust
357,460
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 286,077
Roc Mortgage Trust
232,407
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
231,991
1,250,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,247,581
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
2,012,877
Sequoia Mortgage Trust
405,287
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
b
271,222
Structured Adjustable Rate
Mortgage Loan Trust
173,767
5.160%,  7/25/2035, Ser.
2005-15, Class 4A1
b
150,724
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,512,247
Triangle Re, Ltd.
1,363,243
7.740%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
1,382,524
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
1,502,766
Verus Securitization Trust
1,039,305
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
925,764
1,025,947
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
1,028,561
Principal
Amount Long-Term Fixed Income  69.3% Value
Collateralized Mortgage Obligations  6.0% -
continued
Vontive Mortgage Trust
$ 1,375,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
$ 1,378,853
WaMu Mortgage Pass-Through
Certificates
125,105
6.600%,  5/25/2033, Ser.
2003-AR4, Class A7
b
123,381
Washington Mutual Mortgage
Pass-Through Certificates
299,623
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 257,177
Total 58,430,190
Commercial Mortgage-Backed Securities  1.1%
BANK 2018-BNK12
1,000,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
971,849
BANK 2025-BNK49
7,500,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
369,568
BBCMS Mortgage Trust
5,966,655
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
415,377
Benchmark Mortgage Trust
1,450,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 1,497,737
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,371,358
HTAP Issuer Trust
1,450,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,426,378
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,280,328
Silver Hill Trust
120,073
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
117,719
Velocity Commercial Capital Loan
Trust
640,533
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
646,077
532,931
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
539,502
957,424
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
990,078
Total 10,625,971
Communications Services  2.3%
AMC Networks, Inc.
62,000 10.250%,  1/15/2029
a
64,248
American Tower Corporation
260,000 4.400%,  2/15/2026 259,425
125,000 1.450%,  9/15/2026 119,530
191,000 5.500%,  3/15/2028 195,515
136,000 5.800%,  11/15/2028 141,009
196,000 3.800%,  8/15/2029 188,194
191,000 5.000%,  1/31/2030 192,562
324,000 4.900%,  3/15/2030 325,714
AppLovin Corporation
225,000 5.500%,  12/1/2034 224,950
AT&T, Inc.
224,000 5.700%,  3/1/2057 216,448

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Communications Services  2.3% - continued
$ 688,000 3.550%,  9/15/2055 $ 466,261
407,000 4.300%,  2/15/2030 400,701
136,000 5.400%,  2/15/2034 138,186
Bell Telephone Company of
Canada
165,000 7.000%,  9/15/2055
b
164,866
134,000 5.100%,  5/11/2033 132,257
Cable One, Inc., Convertible
178,000 1.125%,  3/15/2028 141,291
CCO Holdings, LLC/CCO Holdings
Capital Corporation
433,000 5.125%,  5/1/2027
a
426,478
42,000 5.000%,  2/1/2028
a
40,760
16,000 4.750%,  3/1/2030
a
14,839
695,000 4.500%,  8/15/2030
a
632,663
291,000 4.250%,  2/1/2031
a
257,863
204,000 4.750%,  2/1/2032
a
181,131
360,000 4.250%,  1/15/2034
a,e
296,100
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
537,000 4.200%,  3/15/2028 526,624
196,000 5.050%,  3/30/2029 195,095
199,000 6.550%,  6/1/2034 204,706
Clear Channel Outdoor Holdings,
Inc.
198,000 5.125%,  8/15/2027
a
191,363
266,000 7.875%,  4/1/2030
a
260,798
Comcast Corporation
408,000 5.650%,  6/1/2054 399,549
326,000 3.400%,  4/1/2030 308,496
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 210,556
83,000 4.900%,  9/1/2029 82,620
Deluxe Corporation
144,000 8.125%,  9/15/2029
a
144,841
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 431,864
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
642,000 5.875%,  8/15/2027
a
622,127
49,000 8.875%,  2/1/2030
a
46,757
162,000 10.000%,  2/15/2031
a
155,552
FiberCop SPA
262,000 6.000%,  9/30/2034
a
238,622
Frontier Communications
Holdings, LLC
250,000 5.875%,  10/15/2027
a
249,718
GCI, LLC
250,000 4.750%,  10/15/2028
a
230,469
Gray Media, Inc.
78,000 10.500%,  7/15/2029
a
81,264
Iliad Holding SASU
313,000 8.500%,  4/15/2031
a
328,263
160,000 7.000%,  4/15/2032
a
160,212
LCPR Senior Secured Financing
DAC
188,000 6.750%,  10/15/2027
a
157,175
Level 3 Financing, Inc.
51,000 3.625%,  1/15/2029
a
37,868
119,524 10.500%,  4/15/2029
a
131,476
119,524 11.000%,  11/15/2029
a
133,214
Principal
Amount Long-Term Fixed Income  69.3% Value
Communications Services  2.3% - continued
$ 213,000 10.500%,  5/15/2030
a
$ 228,228
McGraw-Hill Education, Inc.
355,000 5.750%,  8/1/2028
a
346,633
Meta Platforms, Inc.
267,000 5.550%,  8/15/2064 262,701
132,000 3.850%,  8/15/2032 124,849
250,000 4.750%,  8/15/2034 248,225
Nexstar Media, Inc.
145,000 5.625%,  7/15/2027
a
142,843
155,000 4.750%,  11/1/2028
a,e
145,153
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
137,000 4.625%,  3/15/2030
a,e
125,252
Paramount Global
320,000 6.375%,  3/30/2062
b
312,215
Playtika Holding Corporation
189,000 4.250%,  3/15/2029
a
166,376
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,b
244,381
75,000 7.000%,  4/15/2055
b
75,290
278,000 7.125%,  4/15/2055
b
277,057
204,000 5.000%,  2/15/2029 204,183
107,000 5.300%,  2/15/2034 105,034
Sinclair Television Group, Inc.
50,000 8.125%,  2/15/2033
a
49,339
Sirius XM Radio, LLC
495,000 5.000%,  8/1/2027
a
483,634
275,000 4.000%,  7/15/2028
a
256,576
Snap, Inc., Convertible
347,000 0.500%,  5/1/2030
a
286,102
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 452,654
208,000 8.750%,  3/15/2032 250,160
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 139,969
TEGNA, Inc.
389,000 4.625%,  3/15/2028 367,993
Telecom Italia Capital SA
45,000 6.000%,  9/30/2034 43,094
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
388,000
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 130,314
260,000 5.250%,  6/15/2055 238,784
275,000 3.375%,  4/15/2029 261,219
108,000 5.125%,  5/15/2032 108,679
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
375,000 4.750%,  4/15/2028
a
358,250
117,000 6.500%,  2/15/2029
a
105,089
Univision Communications, Inc.
48,000 8.000%,  8/15/2028
a
48,150
409,000 4.500%,  5/1/2029
a
361,363
177,000 7.375%,  6/30/2030
a
169,100
98,000 8.500%,  7/31/2031
a
95,760
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054
e
155,522
196,000 3.150%,  3/22/2030 182,679
311,000 2.355%,  3/15/2032 263,166
242,000 4.780%,  2/15/2035
a
234,919

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Communications Services  2.3% - continued
$ 206,000 5.250%,  4/2/2035 $ 206,520
Viasat, Inc.
103,000 5.625%,  4/15/2027
a
98,834
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a,e
128,594
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
298,349
VMED O2 UK Financing I plc
124,000 7.750%,  4/15/2032
a
124,299
Vodafone Group plc
176,000 5.125%,  6/4/2081
b
133,340
129,000 5.875%,  6/28/2064 123,678
410,000 7.000%,  4/4/2079
b
422,272
VZ Secured Financing BV
203,000 5.000%,  1/15/2032
a
176,392
Walt Disney Company
130,000 3.800%,  3/22/2030 126,036
Warnermedia Holdings, Inc.
495,000 4.054%,  3/15/2029 466,168
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
135,000 8.250%,  10/1/2031
a
137,444
Zegona Finance plc
129,000 8.625%,  7/15/2029
a
136,627
Ziggo Bond Company BV
145,000 5.125%,  2/28/2030
a,e
126,344
Ziggo BV
131,000 4.875%,  1/15/2030
a
120,001
Total 22,014,053
Consumer Cyclical  3.0%
1011778 B.C., ULC/New Red
Finance, Inc.
171,000 4.375%,  1/15/2028
a
164,448
145,000 5.625%,  9/15/2029
a
143,540
Adient Global Holdings, Ltd.
68,000 8.250%,  4/15/2031
a
65,890
100,000 7.500%,  2/15/2033
a,e
93,630
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a
212,099
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
197,000 4.625%,  6/1/2028
a
186,590
260,000 4.625%,  6/1/2028
a
245,382
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
69,350
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 113,782
American Axle & Manufacturing,
Inc.
345,000 5.000%,  10/1/2029
e
296,960
American Honda Finance
Corporation
301,000 5.050%,  7/10/2031 303,235
209,000 4.900%,  1/10/2034
e
204,120
Arko Corporation
255,000 5.125%,  11/15/2029
a,e
206,648
Asbury Automotive Group, Inc.
209,000 5.000%,  2/15/2032
a
189,538
Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Cyclical  3.0% - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 240,000 4.625%,  8/1/2029
a
$ 217,212
67,000 4.625%,  4/1/2030
a
60,582
Aston Martin Capital Holdings, Ltd.
176,000 10.000%,  3/31/2029
a
159,135
Belron UK Finance plc
85,000 5.750%,  10/15/2029
a
84,405
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 112,396
Boyd Gaming Corporation
200,000 4.750%,  6/15/2031
a
184,456
Boyne USA, Inc.
197,000 4.750%,  5/15/2029
a
185,470
Brinker International, Inc.
90,000 8.250%,  7/15/2030
a
94,525
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
177,000 4.875%,  2/15/2030
a
154,711
Burlington Stores, Inc., Convertible
157,000 1.250%,  12/15/2027 206,926
Caesars Entertainment, Inc.
443,000 4.625%,  10/15/2029
a
407,175
148,000 6.500%,  2/15/2032
a
147,520
111,000 6.000%,  10/15/2032
a,e
103,660
Carnival Corporation
206,000 7.625%,  3/1/2026
a
206,060
491,000 5.750%,  3/1/2027
a
491,309
293,000 4.000%,  8/1/2028
a
280,313
Carnival Corporation, Convertible
417,000 5.750%,  12/1/2027 695,765
Carvana Company
39,533
9.000%,PIK 0.000%,
12/1/2028
a,g
40,704
107,000 9.000%,  6/1/2031
a
118,878
Churchill Downs, Inc.
125,000 4.750%,  1/15/2028
a
121,437
179,000 6.750%,  5/1/2031
a
180,410
Clarios Global, LP/Clarios US
Finance Company, Inc.
136,000 6.750%,  5/15/2028
a
137,916
Cracker Barrel Old Country Store,
Inc., Convertible
60,000 0.625%,  6/15/2026 58,050
Crocs, Inc.
118,000 4.250%,  3/15/2029
a
109,689
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
60,152
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
152,814
Dana, Inc.
119,000 5.625%,  6/15/2028 117,240
179,000 4.500%,  2/15/2032
e
163,001
DraftKings Holdings, Inc.,
Convertible
632,000 Zero Coupon,  3/15/2028 550,156
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
66,435
Expedia Group, Inc.
303,000 5.400%,  2/15/2035 301,771

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Cyclical  3.0% - continued
Expedia Group, Inc., Convertible
$ 252,000 Zero Coupon,  2/15/2026 $ 248,220
Ford Motor Company, Convertible
454,000 Zero Coupon,  3/15/2026 444,466
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 226,180
250,000 2.900%,  2/10/2029 223,666
225,000 7.122%,  11/7/2033 229,932
Forestar Group, Inc.
75,000 6.500%,  3/15/2033
a
73,424
FORVIA SE
200,000 8.000%,  6/15/2030
a
197,421
Gap, Inc.
86,000 3.625%,  10/1/2029
a
77,575
34,000 3.875%,  10/1/2031
a
29,328
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
166,053
General Motors Financial
Company, Inc.
149,000 2.750%,  6/20/2025 148,292
220,000 5.800%,  6/23/2028 224,698
159,000 5.800%,  1/7/2029 161,957
300,000 4.900%,  10/6/2029 295,100
270,000 5.700%,  9/30/2030
b,h
257,542
97,000 5.750%,  2/8/2031 97,807
95,000 5.625%,  4/4/2032 93,961
260,000 5.950%,  4/4/2034 258,689
Genting New York, LLC/GENNY
Capital, Inc.
54,000 7.250%,  10/1/2029
a
55,034
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
81,000 8.750%,  1/15/2032
a
68,233
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
111,162
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027 116,284
101,000 5.000%,  7/15/2029 93,686
Group 1 Automotive, Inc.
60,000 6.375%,  1/15/2030
a
60,129
Harley-Davidson Financial
Services, Inc.
209,000 5.950%,  6/11/2029
a
210,833
Hilton Domestic Operating
Company, Inc.
216,000 4.875%,  1/15/2030 208,889
60,000 4.000%,  5/1/2031
a
54,337
341,000 3.625%,  2/15/2032
a
298,884
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
195,000 5.000%,  6/1/2029
a
182,750
Home Depot, Inc.
129,000 5.300%,  6/25/2054 124,596
129,000 5.400%,  6/25/2064 124,188
214,000 3.250%,  4/15/2032 195,211
Hyundai Capital America
196,000 3.000%,  2/10/2027
a
189,946
136,000 6.500%,  1/16/2029
a
142,706
International Game Technology plc
297,000 5.250%,  1/15/2029
a
290,282
Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Cyclical  3.0% - continued
Jacobs Entertainment, Inc.
$ 228,000 6.750%,  2/15/2029
a
$ 218,796
K Hovnanian Enterprises, Inc.
44,000 11.750%,  9/30/2029
a
47,063
KB Home
360,000 4.800%,  11/15/2029 343,439
27,000 4.000%,  6/15/2031 24,236
L Brands, Inc.
319,000 6.625%,  10/1/2030
a
323,449
130,000 6.875%,  11/1/2035 131,684
Las Vegas Sands Corporation
140,000 5.900%,  6/1/2027 142,259
Life Time, Inc.
145,000 6.000%,  11/15/2031
a
143,761
Light & Wonder International, Inc.
88,000 7.250%,  11/15/2029
a
89,205
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
129,653
Live Nation Entertainment, Inc.,
Convertible
326,000 3.125%,  1/15/2029 452,977
355,000 2.875%,  1/15/2030
a
367,425
Lowe's Companies, Inc.
330,000 4.500%,  4/15/2030 327,415
Macy's Retail Holdings, LLC
104,000 5.875%,  4/1/2029
a
100,890
120,000 6.125%,  3/15/2032
a
109,656
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 124,736
138,000 5.100%,  4/15/2032 137,511
Marriott Vacations Worldwide
Corporation, Convertible
192,000 Zero Coupon,  1/15/2026 184,048
322,000 3.250%,  12/15/2027 297,850
Match Group Holdings II, LLC
101,000 4.125%,  8/1/2030
a
90,518
Mattamy Group Corporation
178,000 5.250%,  12/15/2027
a
172,922
McDonald's Corporation
136,000 4.950%,  8/14/2033 136,625
Melco Resorts Finance, Ltd.
333,000 5.375%,  12/4/2029
a
305,375
190,000 7.625%,  4/17/2032
a
189,092
Meritage Homes Corporation
227,000 5.650%,  3/15/2035 223,343
Meritage Homes Corporation,
Convertible
135,000 1.750%,  5/15/2028
a
131,895
Michaels Companies, Inc.
175,000 5.250%,  5/1/2028
a
120,137
NCL Corporation, Ltd.
23,000 5.875%,  3/15/2026
a
22,952
264,000 5.875%,  2/15/2027
a
263,640
212,000 6.750%,  2/1/2032
a
209,414
Nissan Motor Company, Ltd.
147,000 4.810%,  9/17/2030
a
139,626
Nordstrom, Inc.
201,000 4.250%,  8/1/2031
e
172,681
PENN Entertainment, Inc.
300,000 4.125%,  7/1/2029
a
266,352
PetSmart, Inc./PetSmart Finance
Corporation
209,000 4.750%,  2/15/2028
a
195,465

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Cyclical  3.0% - continued
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
$ 79,000 5.750%,  4/15/2026
a
$ 78,884
QVC, Inc.
76,000 6.875%,  4/15/2029
a,e
52,058
Rakuten Group, Inc.
210,000 9.750%,  4/15/2029
a
228,001
245,000 8.125%,  12/15/2029
a,b,h
241,929
Raven Acquisition Holdings, LLC
103,000 6.875%,  11/15/2031
a
100,020
Royal Caribbean Cruises, Ltd.
554,000 4.250%,  7/1/2026
a
545,464
S&S Holdings, LLC
93,000 8.375%,  10/1/2031
a
87,859
Saks Global Enterprises, LLC
79,000 11.000%,  12/15/2029
a
63,998
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
48,000 6.625%,  3/1/2030
a
45,268
SeaWorld Parks and
Entertainment, Inc.
289,000 5.250%,  8/15/2029
a
273,775
Service Corporation International/
US
120,000 3.375%,  8/15/2030 106,942
Six Flags Entertainment
Corporation
66,000 7.000%,  7/1/2025
a,e
66,076
59,000 7.250%,  5/15/2031
a
59,227
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
60,000 5.375%,  4/15/2027 59,240
339,000 5.250%,  7/15/2029 320,791
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
60,000 6.625%,  5/1/2032
a
60,496
Sonic Automotive, Inc.
148,000 4.875%,  11/15/2031
a
132,873
Staples, Inc.
241,000 10.750%,  9/1/2029
a
217,729
Station Casinos, LLC
304,000 4.625%,  12/1/2031
a
273,150
Stellantis Finance US, Inc.
228,000 5.750%,  3/18/2030
a
227,837
Tenneco, Inc.
212,000 8.000%,  11/17/2028
a
202,194
Toyota Motor Credit Corporation
136,000 5.550%,  11/20/2030 141,462
129,000 4.800%,  1/5/2034 127,227
263,000 5.350%,  1/9/2035 267,307
Tractor Supply Company
136,000 5.250%,  5/15/2033 137,383
Uber Technologies, Inc.
187,000 5.350%,  9/15/2054 174,677
235,000 4.800%,  9/15/2034 228,234
Uber Technologies, Inc.,
Convertible
232,000 Zero Coupon,  12/15/2025 245,920
431,000 0.875%,  12/1/2028 524,527
Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Cyclical  3.0% - continued
Vail Resorts, Inc., Convertible
$ 241,000 Zero Coupon,  1/1/2026 $ 231,661
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
492,305
Victoria's Secret & Company
296,000 4.625%,  7/15/2029
a
258,821
Viking Cruises, Ltd.
612,000 5.875%,  9/15/2027
a
608,903
Volkswagen Group of America
Finance, LLC
74,000 3.350%,  5/13/2025
a
73,868
Walgreens Boots Alliance, Inc.
159,000 3.200%,  4/15/2030 146,708
WASH Multifamily Acquisition, Inc.
187,000 5.750%,  4/15/2026
a
185,340
Wayfair, LLC
112,000 7.750%,  9/15/2030
a
108,130
Wyndham Hotels & Resorts, Inc.
207,000 4.375%,  8/15/2028
a
197,699
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
299,075
Yum! Brands, Inc.
287,000 4.750%,  1/15/2030
a
277,228
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
232,964
103,000 6.750%,  4/23/2030
a
97,874
Total 29,284,160
Consumer Non-Cyclical  3.0%
1375209 B.C., Ltd.
119,000 9.000%,  1/30/2028
a,e
118,908
AbbVie, Inc.
340,000 5.500%,  3/15/2064 334,514
450,000 4.500%,  5/14/2035 431,877
204,000 5.350%,  3/15/2044 201,740
Acadia Healthcare Company, Inc.
119,000 7.375%,  3/15/2033
a
118,883
AdaptHealth, LLC
523,000 4.625%,  8/1/2029
a,e
475,648
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
100,000 4.625%,  1/15/2027
a
98,514
407,000 3.500%,  3/15/2029
a
374,565
Altria Group, Inc.
132,000 6.200%,  11/1/2028 138,620
Anheuser-Busch InBev Worldwide,
Inc.
205,000 4.750%,  1/23/2029 207,056
412,000 5.000%,  6/15/2034 414,630
ANI Pharmaceuticals, Inc.,
Convertible
179,000 2.250%,  9/1/2029
a
200,122
AstraZeneca Finance, LLC
202,000 5.000%,  2/26/2034 203,963
BAT Capital Corporation
264,000 6.250%,  8/15/2055 263,458
172,000 6.343%,  8/2/2030 182,842
140,000 7.750%,  10/19/2032 160,505
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
76,775

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Non-Cyclical  3.0% - continued
Bausch Health Companies, Inc.
$ 113,000 5.500%,  11/1/2025
a
$ 112,887
47,000 6.125%,  2/1/2027
a,e
47,658
227,000 4.875%,  6/1/2028
a
183,303
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 134,505
196,000 2.823%,  5/20/2030 178,866
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
a
258,309
BioMarin Pharmaceutical, Inc.,
Convertible
333,000 1.250%,  5/15/2027 313,187
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 214,551
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 268,054
135,000 5.750%,  2/1/2031 142,771
67,000 5.900%,  11/15/2033 71,587
Bunge, Ltd. Finance Corporation
75,000 4.650%,  9/17/2034 72,508
Campbell's Company
442,000 5.400%,  3/21/2034 445,346
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
246,644
452,000 5.125%,  2/11/2035
a
450,582
Cencora, Inc.
177,000 5.150%,  2/15/2035 176,981
Central Garden & Pet Company
133,000 4.125%,  10/15/2030 120,917
Champ Acquisition Corporation
82,000 8.375%,  12/1/2031
a
84,709
Charles River Laboratories
International, Inc.
144,000 4.000%,  3/15/2031
a
128,870
Chefs' Warehouse, Inc.,
Convertible
321,000 2.375%,  12/15/2028 445,222
CHS/Community Health Systems,
Inc.
298,000 5.625%,  3/15/2027
a
284,567
148,000 8.000%,  12/15/2027
a
146,424
174,000 4.750%,  2/15/2031
a,e
137,543
169,000 10.875%,  1/15/2032
a
166,494
Cigna Group
136,000 5.600%,  2/15/2054 129,471
181,000 2.400%,  3/15/2030 162,244
Coca-Cola Company
136,000 5.300%,  5/13/2054 133,156
Concentra Escrow Issuer
Corporation
105,000 6.875%,  7/15/2032
a
106,838
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 139,332
261,000 3.150%,  8/1/2029 243,576
87,000 4.900%,  5/1/2033 84,878
CVS Health Corporation
272,000 6.050%,  6/1/2054 263,903
159,000 6.750%,  12/10/2054
b
158,300
120,000 5.000%,  2/20/2026 120,248
102,000 4.300%,  3/25/2028 100,770
408,000 4.780%,  3/25/2038 366,078
435,000 6.000%,  6/1/2044 424,989
Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Non-Cyclical  3.0% - continued
DaVita, Inc.
$ 113,000 3.750%,  2/15/2031
a
$ 98,381
172,000 6.875%,  9/1/2032
a
172,965
Diageo Capital plc
148,000 2.000%,  4/29/2030 130,659
250,000 5.625%,  10/5/2033 259,642
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
a
254,628
Eli Lilly & Company
272,000 5.000%,  2/9/2054 255,025
107,000 5.500%,  2/12/2055 108,338
265,000 4.700%,  2/27/2033 265,220
Embecta Corporation
120,000 5.000%,  2/15/2030
a
107,384
134,000 6.750%,  2/15/2030
a
127,609
Encompass Health Corporation
155,000 4.500%,  2/1/2028 150,497
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a,e
125,103
Energizer Holdings, Inc.
243,000 4.375%,  3/31/2029
a
226,257
Envista Holdings Corporation,
Convertible
24,000 2.375%,  6/1/2025
e
23,884
118,000 1.750%,  8/15/2028 106,126
Fortrea Holdings, Inc.
47,000 7.500%,  7/1/2030
a,e
42,738
GE HealthCare Technologies, Inc.
216,000 6.377%,  11/22/2052 234,301
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,448
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 134,071
HCA, Inc.
125,000 5.950%,  9/15/2054 120,070
252,000 5.250%,  3/1/2030 254,990
245,000 5.750%,  3/1/2035 247,205
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
156,000 7.875%,  9/1/2025
a
155,818
HLF Financing SARL, LLC/
Herbalife International, Inc.
114,000 4.875%,  6/1/2029
a
87,917
Insulet Corporation
59,000 6.500%,  4/1/2033
a
59,971
Integer Holdings Corporation,
Convertible
126,000 2.125%,  2/15/2028 183,582
235,000 1.875%,  3/15/2030
a
236,880
Jazz Investments I, Ltd.,
Convertible
355,000 2.000%,  6/15/2026
e
367,425
388,000 3.125%,  9/15/2030
a
430,098
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
348,000 2.500%,  1/15/2027 334,651
165,000 3.625%,  1/15/2032 148,670
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
225,000 5.950%,  4/20/2035
a
231,255
Johnson & Johnson
272,000 5.250%,  6/1/2054 273,194

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Non-Cyclical  3.0% - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 119,000 9.000%,  2/15/2029
a
$ 122,404
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 148,729
264,000 5.300%,  3/15/2034
e
268,938
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 146,013
230,000 5.400%,  3/15/2035 231,829
Kroger Company
130,000 4.500%,  1/15/2029 129,671
Lamb Weston Holdings, Inc.
103,000 4.375%,  1/31/2032
a
94,086
LifePoint Health, Inc.
138,000 9.875%,  8/15/2030
a
145,604
151,000 11.000%,  10/15/2030
a
164,153
35,000 10.000%,  6/1/2032
a
33,387
Mars, Inc.
43,000 5.650%,  5/1/2045
a
43,094
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
423,266
Medline Borrower, LP/Medline Co-
Issuer, Inc.
120,000 6.250%,  4/1/2029
a
121,527
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 124,090
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
a
338,374
271,000 5.250%,  10/1/2029
a
260,044
MPH Acquisition Holdings, LLC
63,630 5.750%,  12/31/2030
a
46,132
33,231 11.500%,  12/31/2030
a
28,860
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
143,519
Newell Brands, Inc.
124,000 6.375%,  9/15/2027
e
124,459
123,000 6.625%,  9/15/2029 123,259
62,000 6.375%,  5/15/2030 60,316
Novartis Capital Corporation
318,000 4.700%,  9/18/2054 286,330
Organon & Company/Organon
Foreign Debt Co-Issuer BV
164,000 4.125%,  4/30/2028
a
153,267
264,000 5.125%,  4/30/2031
a
230,183
PepsiCo, Inc.
258,000 5.250%,  7/17/2054 252,030
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
167,390
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 197,744
Philip Morris International, Inc.
260,000 4.875%,  2/15/2028 263,429
140,000 5.625%,  11/17/2029 145,962
136,000 5.125%,  2/13/2031 138,369
140,000 5.750%,  11/17/2032 146,557
204,000 5.250%,  2/13/2034 205,914
120,000 4.900%,  11/1/2034 117,911
Post Holdings, Inc.
179,000 4.625%,  4/15/2030
a
167,162
298,000 4.500%,  9/15/2031
a
269,896
Principal
Amount Long-Term Fixed Income  69.3% Value
Consumer Non-Cyclical  3.0% - continued
Post Holdings, Inc., Convertible
$ 630,000 2.500%,  8/15/2027 $ 750,960
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
196,255
200,000 2.076%,  12/13/2031
a
170,815
Royalty Pharma plc
296,000 1.200%,  9/2/2025 291,415
189,000 5.150%,  9/2/2029 190,240
Simmons Foods, Inc.
287,000 4.625%,  3/1/2029
a
266,061
Sotera Health Holdings, LLC
124,000 7.375%,  6/1/2031
a
126,062
Spectrum Brands, Inc.,
Convertible
352,000 3.375%,  6/1/2029
a
334,381
Star Parent, Inc.
129,000 9.000%,  10/1/2030
a
127,150
Stryker Corporation
188,000 5.200%,  2/10/2035 189,816
Surgery Center Holdings, Inc.
48,000 7.250%,  4/15/2032
a
47,466
Sysco Corporation
131,000 5.950%,  4/1/2030 137,320
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054 195,646
291,000 5.000%,  11/26/2028 294,807
200,000 5.650%,  7/5/2044 199,709
Tenet Healthcare Corporation
711,000 5.125%,  11/1/2027 700,583
374,000 4.375%,  1/15/2030 350,598
US Acute Care Solutions, LLC
185,000 9.750%,  5/15/2029
a
184,467
Varex Imaging Corporation,
Convertible
241,000 4.000%,  6/1/2025 239,795
Viterra Finance BV
275,000 3.200%,  4/21/2031
a
247,645
Winnebago Industries, Inc.,
Convertible
144,000 3.250%,  1/15/2030
e
125,928
Wyeth, LLC
326,000 6.500%,  2/1/2034 360,362
Zoetis, Inc.
202,000 5.600%,  11/16/2032 210,702
Total 29,277,971
Energy  2.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
254,000 5.375%,  6/15/2029
a
248,276
APA Corporation
201,000 4.375%,  10/15/2028
a
193,142
Archrock Partners, LP/Archrock
Partners Finance Corporation
141,000 6.250%,  4/1/2028
a
141,108
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
247,000 8.250%,  12/31/2028
a
251,872
121,000 5.875%,  6/30/2029
a
118,075
Baytex Energy Corporation
143,000 8.500%,  4/30/2030
a
145,213

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Energy  2.5% - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 193,000 7.000%,  7/15/2029
a
$ 197,242
BP Capital Markets America, Inc.
187,000 4.812%,  2/13/2033 183,869
200,000 5.227%,  11/17/2034 201,028
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,h
231,477
274,000 6.450%,  12/1/2033
b,h
279,562
Buckeye Partners, LP
170,000 4.500%,  3/1/2028
a
163,118
134,000 6.875%,  7/1/2029
a
136,215
California Resources Corporation
145,000 8.250%,  6/15/2029
a
147,359
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 128,388
133,000 3.250%,  1/31/2032 117,045
208,000 5.950%,  6/30/2033 213,622
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034 119,367
Civitas Resources, Inc.
193,000 8.375%,  7/1/2028
a
199,173
181,000 8.750%,  7/1/2031
a
185,877
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
153,043
CNX Resources Corporation,
Convertible
178,000 2.250%,  5/1/2026 438,058
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
145,066
271,000 6.042%,  8/15/2028
a
280,292
Comstock Resources, Inc.
133,000 6.750%,  3/1/2029
a
129,245
252,000 5.875%,  1/15/2030
a
237,989
ConocoPhillips Company
300,000 4.850%,  1/15/2032 300,368
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
a
296,441
Crescent Energy Finance, LLC
239,000 7.625%,  4/1/2032
a
236,387
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
269,000 8.625%,  3/15/2029
a
278,643
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
100,426
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 303,569
DT Midstream, Inc.
201,000 4.125%,  6/15/2029
a
189,168
Eastern Energy Gas Holdings, LLC
330,000 5.800%,  1/15/2035 340,616
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
264,386
263,000 7.625%,  1/15/2083
b
275,470
204,000 5.950%,  4/5/2054 202,978
66,000 5.700%,  3/8/2033 67,739
Enerflex, Ltd.
80,000 9.000%,  10/15/2027
a
81,867
Energy Transfer, LP
139,000 5.950%,  5/15/2054 132,742
Principal
Amount Long-Term Fixed Income  69.3% Value
Energy  2.5% - continued
$ 457,000 8.000%,  5/15/2054
b
$ 480,923
136,000 6.050%,  9/1/2054 132,060
290,000 6.500%,  11/15/2026
b,h
289,658
134,000 4.400%,  3/15/2027 133,567
83,000 7.125%,  5/15/2030
b,h
83,985
136,000 6.400%,  12/1/2030 144,935
Enterprise Products Operating,
LLC
195,000 5.550%,  2/16/2055 189,399
130,000 4.150%,  10/16/2028 128,743
280,000
7.571%,  (TSFR3M +
3.248%), 8/16/2077
b
278,613
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
a
238,530
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 200,437
288,000 7.875%,  5/15/2032 290,046
Harvest Midstream I, LP
301,000 7.500%,  9/1/2028
a
304,011
Hess Midstream Operations, LP
269,000 4.250%,  2/15/2030
a
253,071
Hilcorp Energy I, LP/Hilcorp
Finance Company
258,000 5.750%,  2/1/2029
a
249,268
119,000 6.000%,  4/15/2030
a
113,165
104,000 6.250%,  4/15/2032
a
97,166
Howard Midstream Energy
Partners, LLC
338,000 7.375%,  7/15/2032
a
346,289
ITT Holdings, LLC
215,000 6.500%,  8/1/2029
a
198,344
Kinder Morgan, Inc.
256,000 5.950%,  8/1/2054 250,261
Kodiak Gas Services, LLC
150,000 7.250%,  2/15/2029
a
152,903
Laredo Petroleum, Inc.
142,000 7.750%,  7/31/2029
a
138,149
MEG Energy Corporation
104,000 5.875%,  2/1/2029
a
102,269
MPLX, LP
325,000 1.750%,  3/1/2026 316,501
65,000 5.000%,  3/1/2033 63,446
111,000 5.500%,  6/1/2034 110,589
Nabors Industries, Inc.
119,000 7.375%,  5/15/2027
a
117,370
306,000 9.125%,  1/31/2030
a
306,102
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
99,692
148,000 8.375%,  2/15/2032
a
148,317
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
119,929
Northern Oil and Gas, Inc.
144,000 8.750%,  6/15/2031
a
146,874
Northern Oil and Gas, Inc.,
Convertible
304,000 3.625%,  4/15/2029 320,355
Occidental Petroleum Corporation
93,000 5.000%,  8/1/2027 93,310
268,000 8.875%,  7/15/2030 306,880
ONEOK, Inc.
261,000 5.700%,  11/1/2054 244,290
134,000 5.650%,  11/1/2028 138,019

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Energy  2.5% - continued
$ 177,000 4.750%,  10/15/2031 $ 173,476
Ovintiv, Inc.
166,000 5.650%,  5/15/2028 170,109
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 183,218
Permian Resources Operating,
LLC
94,000 6.250%,  2/1/2033
a
93,628
Permian Resources Operating,
LLC, Convertible
90,000 3.250%,  4/1/2028 218,195
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 169,487
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 316,888
Prairie Acquiror, LP
199,000 9.000%,  8/1/2029
a
202,560
Precision Drilling Corporation
122,000 6.875%,  1/15/2029
a
119,193
Range Resources Corporation
217,000 4.750%,  2/15/2030
a
206,439
Rockies Express Pipeline, LLC
310,000 4.950%,  7/15/2029
a
296,851
Saturn Oil & Gas, Inc.
57,000 9.625%,  6/15/2029
a,e
55,125
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
80,165
SM Energy Company
185,000 6.500%,  7/15/2028 183,732
83,000 7.000%,  8/1/2032
a
81,458
South Bow USA Infrastructure
Holdings, LLC
75,000 5.584%,  10/1/2034
a
73,434
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
119,000 5.875%,  3/1/2027 118,360
Sunoco, LP
358,000 7.000%,  5/1/2029
a
366,228
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 170,847
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
330,000 5.500%,  1/15/2028
a
321,184
180,000 7.375%,  2/15/2029
a
180,897
Talos Production, Inc.
54,000 9.000%,  2/1/2029
a
55,487
Targa Resources Corporation
170,000 6.125%,  5/15/2055 168,836
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 351,434
TGNR Intermediate Holdings, LLC
287,000 5.500%,  10/15/2029
a
269,465
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 394,755
TransCanada Trust
600,000 5.875%,  8/15/2076
b
595,830
Principal
Amount Long-Term Fixed Income  69.3% Value
Energy  2.5% - continued
Transocean, Inc.
$ 119,200 8.750%,  2/15/2030
a
$ 123,800
UGI Corporation, Convertible
169,000 5.000%,  6/1/2028
a
218,224
USA Compression Partners, LP/
USA Compression Finance
Corporation
209,000 7.125%,  3/15/2029
a
212,567
Valaris, Ltd.
268,000 8.375%,  4/30/2030
a
268,308
Venture Global Calcasieu Pass,
LLC
144,000 3.875%,  8/15/2029
a
133,301
220,000 4.125%,  8/15/2031
a
199,892
Venture Global LNG, Inc.
445,000 8.125%,  6/1/2028
a
454,715
181,000 9.000%,  9/30/2029
a,b,h
171,767
300,000 8.375%,  6/1/2031
a
304,284
198,000 9.875%,  2/1/2032
a
210,293
Viridien SA
60,000 8.750%,  4/1/2027
a,e
61,313
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 262,700
131,000 2.600%,  3/15/2031 115,108
97,000 5.600%,  3/15/2035 98,860
Total 23,835,400
Financials  8.3%
200 Park Funding Trust
156,000 5.740%,  2/15/2055
a
154,798
Acrisure, LLC/Acrisure Finance,
Inc.
84,000 4.250%,  2/15/2029
a
78,596
118,000 7.500%,  11/6/2030
a
120,048
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
210,000 6.950%,  3/10/2055
b
214,943
200,000 6.500%,  7/15/2025 200,581
150,000 6.100%,  1/15/2027 153,374
207,000 5.750%,  6/6/2028 212,921
362,000 3.000%,  10/29/2028 340,175
281,000 5.375%,  12/15/2031 283,122
Agree, LP
137,000 5.625%,  6/15/2034 138,633
Air Lease Corporation
270,000 4.650%,  6/15/2026
b,h
262,642
162,000 3.125%,  12/1/2030 146,656
Aircastle, Ltd.
249,000 5.250%,  6/15/2026
a,b,h
244,325
163,000 2.850%,  1/26/2028
a
153,861
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
116,777
150,000 6.750%,  4/15/2028
a
150,587
168,000 7.000%,  1/15/2031
a
168,514
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,h
362,951
405,000 8.000%,  11/1/2031 451,292
188,000 6.700%,  2/14/2033
e
188,058
American Express Company
255,000 3.550%,  9/15/2026
b,h
246,262
10,000 6.338%,  10/30/2026
b
10,097
American International Group, Inc.
271,000 5.125%,  3/27/2033 271,382

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
Americold Realty Operating
Partnership, LP
$ 214,000 5.600%,  5/15/2032 $ 214,806
Ameriprise Financial, Inc.
303,000 5.200%,  4/15/2035 302,294
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
99,754
293,000 4.875%,  6/30/2029
a
276,213
Aon North America, Inc.
272,000 5.750%,  3/1/2054 268,248
Apollo Debt Solutions BDC
214,000 6.700%,  7/29/2031 220,794
Ares Capital Corporation
340,000 2.150%,  7/15/2026 327,923
168,000 5.875%,  3/1/2029 170,560
Ares Strategic Income Fund
187,000 5.600%,  2/15/2030
a
184,315
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 200,973
126,000 5.000%,  2/15/2032 125,989
Assurant, Inc.
193,000 6.100%,  2/27/2026 194,683
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
a
130,946
Avolon Holdings Funding, Ltd.
278,000 5.750%,  3/1/2029
a
283,125
299,000 5.375%,  5/30/2030
a
299,406
Azorra Finance, Ltd.
258,000 7.750%,  4/15/2030
a
257,169
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
a
202,116
Banco Santander SA
110,000 4.750%,  11/12/2026
b,h
105,445
200,000 4.175%,  3/24/2028
b
197,984
200,000 6.921%,  8/8/2033 212,177
Bank of America Corporation
325,000 6.125%,  4/27/2027
b,h
329,046
278,000 4.376%,  4/27/2028
b
276,850
392,000 3.593%,  7/21/2028
b
383,607
230,000 5.819%,  9/15/2029
b
238,354
523,000 3.974%,  2/7/2030
b
508,900
323,000 5.162%,  1/24/2031
b
327,452
454,000 2.687%,  4/22/2032
b
399,587
204,000 2.572%,  10/20/2032
b
176,001
290,000 2.972%,  2/4/2033
b
254,269
207,000 5.468%,  1/23/2035
b
210,014
529,000 5.425%,  8/15/2035
b
517,961
141,000 3.846%,  3/8/2037
b
126,554
Bank of Montreal
140,000 3.088%,  1/10/2037
b
118,234
Bank of New York Mellon
Corporation
132,000 6.317%,  10/25/2029
b
139,647
214,000 4.596%,  7/26/2030
b
213,976
134,000 6.474%,  10/25/2034
b
146,368
Bank of Nova Scotia
354,000 4.900%,  6/4/2025
b,h
351,581
Barclays plc
243,000 6.125%,  12/15/2025
b,h
242,812
179,000 2.852%,  5/7/2026
b
178,624
200,000 5.501%,  8/9/2028
b
202,976
193,000 4.972%,  5/16/2029
b
193,616
289,000 4.942%,  9/10/2030
b
288,078
Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
$ 200,000 6.224%,  5/9/2034
b
$ 208,346
136,000 7.119%,  6/27/2034
b
146,522
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 131,150
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 39,729
Blackstone Private Credit Fund
259,000 5.600%,  11/22/2029
a
256,823
Blue Owl Capital Corporation II
136,000 8.450%,  11/15/2026 142,560
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 211,352
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
a
67,652
196,000 3.750%,  6/17/2026
a
191,335
236,000 6.100%,  3/15/2028
a
235,383
68,000 6.750%,  4/4/2029 68,924
BNP Paribas SA
200,000 3.132%,  1/20/2033
a,b
174,320
BPCE SA
250,000 5.876%,  1/14/2031
a,b
256,024
Bread Financial Holdings, Inc.
38,000 8.375%,  6/15/2035
a,b
37,157
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 243,278
Brookfield Finance, Inc.
181,000 5.813%,  3/3/2055 176,572
Burford Capital Global Finance,
LLC
286,000 9.250%,  7/1/2031
a
301,323
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,e,h
133,914
217,000 3.273%,  3/1/2030
b
203,436
Centene Corporation
544,000 3.000%,  10/15/2030 475,798
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,h
535,096
255,000 0.900%,  3/11/2026 246,550
300,000 4.000%,  6/1/2026
b,h
292,421
135,000 6.136%,  8/24/2034
b
143,685
CHL Mortgage Pass-Through Trust
97,882
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
95,904
701,495
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 305,530
Citadel, LP
189,000 6.375%,  1/23/2032
a
193,924
Citibank NA
250,000 5.570%,  4/30/2034 256,913
Citigroup, Inc.
215,000 4.000%,  12/10/2025
b,h
211,659
415,000 3.875%,  2/18/2026
b,h
405,405
263,000 1.462%,  6/9/2027
b
253,344
286,000 3.070%,  2/24/2028
b
277,933
133,000 7.375%,  5/15/2028
b,h
136,555
271,000 7.625%,  11/15/2028
b,h
281,938
522,000 4.075%,  4/23/2029
b
513,268
165,000 7.125%,  8/15/2029
b,h
168,744
165,000 6.950%,  2/15/2030
b,h
164,524
136,000 6.174%,  5/25/2034
b
139,396
240,000 7.000%,  8/15/2034
b,h
248,824

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
$ 245,000 6.020%,  1/24/2036
b
$ 247,340
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,h
263,457
116,000 5.718%,  7/23/2032
b
118,086
CNA Financial Corporation
272,000 5.125%,  2/15/2034 270,144
Coinbase Global, Inc., Convertible
373,000 0.500%,  6/1/2026 364,421
421,000 0.250%,  4/1/2030 389,214
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,h
159,003
74,000 5.982%,  1/30/2030
b
75,196
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
136,192
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
a,b
147,815
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 258,206
COPT Defense Properties, LP,
Convertible
64,000 5.250%,  9/15/2028
a
71,264
Corebridge Financial, Inc.
272,000 6.375%,  9/15/2054
b
270,228
196,000 6.875%,  12/15/2052
b
200,302
134,000 6.050%,  9/15/2033 139,815
123,000 5.750%,  1/15/2034 126,229
Countrywide Home Loan
Mortgage Pass Through Trust
426,644
5.136%,  11/25/2035, Ser.
2005-22, Class 2A1
b
350,003
Cousins Properties, LP
70,000 5.375%,  2/15/2032 69,711
Credit Acceptance Corporation
132,000 9.250%,  12/15/2028
a
139,742
50,000 6.625%,  3/15/2030
a
49,256
Credit Agricole SA
131,000 3.250%,  1/14/2030
a
120,551
Credit Suisse Group AG
130,000 7.250%,  N/A
*,i
9,750
150,000 7.500%,  N/A
*,h,i
11,250
Dai-ichi Life Insurance Company,
Ltd.
325,000 6.200%,  1/16/2035
a,b,h
326,022
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
436,025
250,000 2.311%,  11/16/2027
b
240,230
190,000 6.819%,  11/20/2029
b
201,480
214,000 3.742%,  1/7/2033
b
188,048
Digital Realty Trust, LP, Convertible
259,000 1.875%,  11/15/2029
a
256,488
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
265,627
Discover Financial Services
71,000 6.700%,  11/29/2032 76,262
Diversified Healthcare Trust
98,000 Zero Coupon,  1/15/2026
a
92,372
Drawbridge Special Opportunities
Fund, LP
412,000 3.875%,  2/15/2026
a
404,064
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 262,346
411,000 2.550%,  3/15/2031 363,205
Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
Encore Capital Group, Inc.,
Convertible
$ 141,000 4.000%,  3/15/2029 $ 127,605
Extra Space Storage, LP
135,000 2.400%,  10/15/2031 114,867
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054 207,826
Federal Realty OP, LP, Convertible
78,000 3.250%,  1/15/2029
a
77,688
Fifth Third Bancorp
118,000 4.500%,  9/30/2025
b,h
116,998
144,000 4.772%,  7/28/2030
b
143,147
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 340,130
FirstCash, Inc.
294,000 5.625%,  1/1/2030
a
285,070
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
185,680
Fortitude Group Holdings, LLC
335,000 6.250%,  4/1/2030
a
338,667
Fortress Transportation and
Infrastructure Investors, LLC
123,000 5.500%,  5/1/2028
a
120,555
274,000 7.000%,  5/1/2031
a
278,390
77,000 7.000%,  6/15/2032
a
78,082
Freedom Mortgage Holdings, LLC
274,000 9.250%,  2/1/2029
a
278,258
118,000 9.125%,  5/15/2031
a
118,745
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 130,271
132,000 2.625%,  1/15/2027
e
125,991
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
130,027
217,000 5.875%,  3/15/2030
a
214,155
Global Aircraft Leasing Company,
Ltd.
98,000 8.750%,  9/1/2027
a
99,610
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
365,000 3.750%,  12/15/2027
a
343,535
goeasy, Ltd.
196,000 9.250%,  12/1/2028
a
205,759
122,000 7.625%,  7/1/2029
a
122,035
75,000 6.875%,  5/15/2030
a
73,447
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 124,982
Goldman Sachs Group, Inc.
190,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,h
190,898
195,000 3.650%,  8/10/2026
b,e,h
189,242
255,000 4.125%,  11/10/2026
b,h
247,023
456,000 1.948%,  10/21/2027
b
437,392
140,000 2.640%,  2/24/2028
b
135,131
155,000 3.615%,  3/15/2028
b
152,124
278,000 4.482%,  8/23/2028
b
277,325
261,000 3.814%,  4/23/2029
b
254,811
131,000 3.800%,  3/15/2030 125,276
131,000 2.615%,  4/22/2032
b
114,382
132,000 2.383%,  7/21/2032
b
113,057
163,000 6.125%,  11/10/2034
b,h
159,434
261,000 5.330%,  7/23/2035
b
259,699
404,000 5.016%,  10/23/2035
b
392,831

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
Hartford Insurance Group, Inc.
$ 130,000 2.800%,  8/19/2029 $ 120,104
125,000
6.710%,  (TSFR3M +
2.387%), 2/12/2047
a,b
115,189
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
a
32,730
86,000 3.750%,  8/15/2028
a
105,436
High Street Funding Trust III
100,000 5.807%,  2/15/2055
a
98,608
HSBC Holdings plc
200,000 6.161%,  3/9/2029
b
207,277
365,000 4.583%,  6/19/2029
b
361,761
256,000 5.130%,  3/3/2031
b
256,791
159,000 2.804%,  5/24/2032
b
139,075
HUB International, Ltd.
344,000 7.250%,  6/15/2030
a
354,322
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,h
153,967
331,000 5.709%,  2/2/2035
b
334,526
230,000 6.141%,  11/18/2039
b
231,614
Huntington Bank Auto Credit-
Linked Notes
210,528
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
211,474
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
114,000 6.250%,  5/15/2026 112,881
335,000 5.250%,  5/15/2027 318,488
ING Groep NV
258,000 1.726%,  4/1/2027
b
250,645
200,000 6.083%,  9/11/2027
b
204,030
Intesa Sanpaolo SPA
150,000 4.198%,  6/1/2032
a,b
134,582
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 189,951
J.P. Morgan Chase & Company
295,000 3.650%,  6/1/2026
b,h
288,406
371,000 1.045%,  11/19/2026
b
362,908
392,000 4.005%,  4/23/2029
b
385,293
133,000 2.069%,  6/1/2029
b
123,141
160,000 6.500%,  4/1/2030
b,h
163,751
523,000 4.493%,  3/24/2031
b
516,067
140,000 2.963%,  1/25/2033
b
123,584
145,000 4.912%,  7/25/2033
b
143,847
140,000 5.717%,  9/14/2033
b
143,860
149,000 5.350%,  6/1/2034
b
151,422
147,000 6.254%,  10/23/2034
b
157,878
69,000 5.336%,  1/23/2035
b
69,735
228,000 5.766%,  4/22/2035
b
236,962
144,000 5.502%,  1/24/2036
b
147,102
259,000 5.534%,  11/29/2045
b
256,429
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
180,356
62,000 7.125%,  4/30/2031
a
63,691
103,000 6.125%,  11/1/2032
a
101,350
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
112,817
151,000 6.625%,  10/15/2031
a
149,399
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
98,416
Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
$ 247,000 9.500%,  2/15/2029
a
$ 262,156
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 188,194
250,000 5.000%,  1/26/2033
e
243,470
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 186,451
97,000 6.250%,  1/15/2036 96,171
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
13,198
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
325,000 4.750%,  6/15/2029
a
309,517
Liberty Mutual Group, Inc.
68,000 4.125%,  12/15/2051
a,b
65,109
Lincoln National Corporation
300,000
6.942%,  (TSFR3M +
2.619%), 5/19/2025
b
246,246
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
b
425,590
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,h
385,099
Macquarie Airfinance Holdings,
Ltd.
55,000 6.400%,  3/26/2029
a
56,849
149,000 5.150%,  3/17/2030
a
146,914
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,b
252,593
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 116,203
MetLife, Inc.
160,000 6.350%,  3/15/2055
b
160,314
220,000 3.850%,  9/15/2025
b,h
217,420
205,000 5.875%,  3/15/2028
b,h
206,984
261,000 6.400%,  12/15/2036 264,721
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
a
224,420
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 258,363
Mitsubishi UFJ Financial Group,
Inc.
260,000 1.538%,  7/20/2027
b
250,158
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
b
330,245
278,000 2.564%,  9/13/2031 238,537
135,000 5.748%,  7/6/2034
b
139,358
Molina Healthcare, Inc.
211,000 4.375%,  6/15/2028
a
200,970
118,000 6.250%,  1/15/2033
a
116,134
Morgan Stanley
181,000 5.516%,  11/19/2055
b
176,819
302,000 2.188%,  4/28/2026
b
301,403
148,000 0.985%,  12/10/2026
b
144,348
260,000 1.593%,  5/4/2027
b
251,795
262,000 1.512%,  7/20/2027
b
251,850
98,000 5.123%,  2/1/2029
b
99,343
392,000 3.622%,  4/1/2031
b
370,131
140,000 2.943%,  1/21/2033
b
122,800
144,000 4.889%,  7/20/2033
b
141,863
132,000 5.250%,  4/21/2034
b
132,065
156,000 5.424%,  7/21/2034
b
157,818
109,000 5.831%,  4/19/2035
b
112,953
113,000 5.587%,  1/18/2036
b
115,403

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
$ 283,000 2.484%,  9/16/2036
b
$ 234,632
Nasdaq, Inc.
126,000 5.350%,  6/28/2028 128,971
Nationstar Mortgage Holdings,
Inc.
59,000 5.500%,  8/15/2028
a
58,517
186,000 5.125%,  12/15/2030
a
185,523
49,000 7.125%,  2/1/2032
a
50,899
NatWest Group plc
131,000 4.892%,  5/18/2029
b
131,245
350,000 6.475%,  6/1/2034
b
364,668
Navient Corporation
72,000 5.000%,  3/15/2027 70,451
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
78,000 4.500%,  9/30/2028
a
73,522
Neuberger Berman CLO, Ltd.
1,650,000
7.564%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,651,360
New Mountain Finance
Corporation, Convertible
39,000 7.500%,  10/15/2025 39,448
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
129,972
137,000 5.000%,  1/9/2034
a
137,006
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
678,887
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 117,089
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 184,630
227,000 5.783%,  7/3/2034 232,803
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 126,694
OneMain Finance Corporation
460,000 3.500%,  1/15/2027 440,879
258,000 3.875%,  9/15/2028 238,578
99,000 6.750%,  3/15/2032 97,166
Panther Escrow Issuer, LLC
346,000 7.125%,  6/1/2031
a
352,550
Park Intermediate Holdings, LLC
328,000 4.875%,  5/15/2029
a
306,130
Pebblebrook Hotel Trust,
Convertible
743,000 1.750%,  12/15/2026 694,333
Pine Street Trust III
100,000 6.223%,  5/15/2054
a
102,387
PNC Bank NA
130,000 2.700%,  10/22/2029 119,217
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
198,724
145,000 5.582%,  6/12/2029
b
149,099
266,000 6.250%,  3/15/2030
b,h
267,362
134,000 6.875%,  10/20/2034
b
148,157
PRA Group, Inc.
188,000 8.375%,  2/1/2028
a
192,134
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
199,989
128,000 5.250%,  1/15/2035
a
127,546
Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
Prologis, LP
$ 165,000 5.250%,  3/15/2054 $ 156,495
Provident Financing Trust I
155,000 7.405%,  3/15/2038 163,538
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
135,164
198,000 6.750%,  3/1/2053
b
206,623
340,000 6.500%,  3/15/2054
b
346,268
160,000 3.700%,  10/1/2050
b
144,380
Realty Income Corporation
132,000 4.875%,  6/1/2026 132,425
282,000 3.200%,  1/15/2027 275,316
196,000 3.950%,  8/15/2027 193,802
Regency Centers, LP
206,000 5.250%,  1/15/2034 206,226
Regions Financial Corporation
129,000 2.250%,  5/18/2025 128,526
245,000 5.750%,  6/15/2025
b,h
243,648
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 139,008
226,000 5.750%,  9/15/2034 229,881
RenaissanceRe Holdings, Ltd.
303,000 5.800%,  4/1/2035 310,324
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
97,706
180,000 4.125%,  3/15/2029
a
177,840
RGA Global Funding
130,000 5.500%,  1/11/2031
a
133,613
RHP Hotel Properties, LP/RHP
Finance Corporation
60,000 4.750%,  10/15/2027 58,566
118,000 4.500%,  2/15/2029
a
111,632
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
96,879
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
129,000 3.625%,  3/1/2029
a
118,970
123,000 3.875%,  3/1/2031
a
110,183
65,000 4.000%,  10/15/2033
a
55,757
Ryan Specialty, LLC
62,000 4.375%,  2/1/2030
a
58,991
80,000 5.875%,  8/1/2032
a
79,015
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
138,016
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
252,396
Service Properties Trust
103,000 5.500%,  12/15/2027 99,352
94,000 8.625%,  11/15/2031
a
99,162
Simon Property Group, LP
264,000 2.650%,  7/15/2030 238,876
134,000 6.250%,  1/15/2034 143,899
Sixth Street Lending Partners
164,000 6.125%,  7/15/2030
a
165,063
SLM Corporation
29,000 6.500%,  1/31/2030 29,757
Societe Generale SA
177,000 1.488%,  12/14/2026
a,b
172,913
103,000 10.000%,  11/14/2028
a,b,h
111,381
255,000 6.100%,  4/13/2033
a,b
261,175

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
Standard Chartered plc
$ 206,000 2.608%,  1/12/2028
a,b,e
$ 198,449
200,000 5.545%,  1/21/2029
a,b
203,490
Starwood Property Trust, Inc.
49,000 6.500%,  10/15/2030
a
48,546
Starwood Property Trust, Inc.,
Convertible
228,000 6.750%,  7/15/2027 240,644
State Street Corporation
137,000 6.700%,  3/15/2029
b,h
140,462
144,000 4.421%,  5/13/2033
b
139,598
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,b
374,642
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 207,161
200,000 5.766%,  1/13/2033 208,202
Summit Hotel Properties, Inc.,
Convertible
180,000 1.500%,  2/15/2026 171,692
Synchrony Financial
104,000 5.935%,  8/2/2030
b
105,463
125,000 7.250%,  2/2/2033 128,675
Synovus Bank
135,000 5.625%,  2/15/2028 135,640
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
165,505
209,000 5.523%,  7/17/2028 214,883
144,000 4.456%,  6/8/2032 139,027
112,000 5.146%,  9/10/2034
b
110,921
TrueNoord Capital DAC
108,000 8.750%,  3/1/2030
a
109,612
Truist Bank
134,000 2.250%,  3/11/2030 117,485
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
286,695
132,000 1.887%,  6/7/2029
b
120,932
490,000 5.100%,  3/1/2030
b,h
475,201
263,000 5.153%,  8/5/2032
b
263,445
201,000 5.711%,  1/24/2035
b
205,224
U.S. Bancorp
214,000 4.548%,  7/22/2028
b
214,030
70,000 5.836%,  6/12/2034
b
72,234
194,000 5.678%,  1/23/2035
b
198,327
UBS Group AG
400,000 4.875%,  2/12/2027
a,b,h
388,007
287,000 3.869%,  1/12/2029
a,b
280,333
200,000 5.699%,  2/8/2035
a,b
205,087
200,000 5.379%,  9/6/2045
a,b
191,026
UniCredit SPA
118,000 5.861%,  6/19/2032
a,b
118,393
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
a
313,338
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 387,622
276,000 4.200%,  5/15/2032 265,360
USB Realty Corporation
194,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
157,519
Ventas Realty, LP, Convertible
208,000 3.750%,  6/1/2026 267,592
Vornado Realty, LP
90,000 3.400%,  6/1/2031 76,204
Principal
Amount Long-Term Fixed Income  69.3% Value
Financials  8.3% - continued
Wells Fargo & Company
$ 170,000 3.900%,  3/15/2026
b,h
$ 166,613
226,000 2.188%,  4/30/2026
b
225,528
145,000 3.526%,  3/24/2028
b
142,080
309,000 3.584%,  5/22/2028
b
302,534
214,000 4.808%,  7/25/2028
b
214,687
277,000 7.625%,  9/15/2028
b,e,h
295,901
308,000 4.478%,  4/4/2031
b
302,738
93,000 5.389%,  4/24/2034
b
93,642
187,000 5.557%,  7/25/2034
b
190,287
132,000 6.491%,  10/23/2034
b
142,400
552,000 5.499%,  1/23/2035
b
559,508
Welltower OP, LLC, Convertible
397,000 2.750%,  5/15/2028
a
647,110
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
187,274
Willis North America, Inc.
136,000 5.900%,  3/5/2054 133,990
261,000 4.500%,  9/15/2028 259,030
XHR, LP
243,000 4.875%,  6/1/2029
a
227,618
51,000 6.625%,  5/15/2030
a
50,069
Zions Bancorp NA
250,000 6.816%,  11/19/2035
b
255,059
Total 79,858,630
Foreign Government  0.1%
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
a
209,341
Saudi Arabian Oil Company
201,000 5.750%,  7/17/2054
a
189,674
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
a
244,432
Total 643,447
Mortgage-Backed Securities  22.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
673,946 2.000%,  1/1/2052 543,760
7,465,061 2.500%,  5/1/2051 6,296,596
5,408,180 3.500%,  5/1/2052 4,918,654
4,134,983 4.000%,  5/1/2052 3,890,401
5,687,934 5.000%,  7/1/2053 5,614,077
8,186,551 5.500%,  7/1/2053 8,246,614
443,749 5.000%,  8/1/2053 440,116
1,709,302 5.500%,  9/1/2053 1,728,850
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,481,257 2.500%,  7/1/2030 3,348,332
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,289,124 3.500%,  5/1/2040 4,042,152
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,510,488 3.000%,  1/1/2052 8,315,185
921,512 2.000%,  2/1/2051 743,507
1,412,417 2.000%,  2/1/2051 1,139,583
5,770,000 2.500%,  2/1/2051 4,812,628
4,243,377 2.500%,  2/1/2051 3,576,659
10,518,287 2.000%,  3/1/2051 8,421,906

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Mortgage-Backed Securities  22.6% -
continued
$ 5,548,079 4.000%,  3/1/2051 $ 5,221,784
10,392,887 3.000%,  3/1/2052 9,029,667
8,470,014 2.000%,  4/1/2051 6,745,065
6,162,363 3.000%,  4/1/2051 5,386,092
6,334,142 3.000%,  5/1/2050 5,512,909
1,704,079 2.000%,  5/1/2051 1,368,258
3,619,321 3.000%,  5/1/2051 3,195,131
3,853,983 3.000%,  6/1/2050 3,428,231
1,627,599 4.000%,  6/1/2052 1,521,828
3,028,075 5.000%,  6/1/2053 2,992,787
8,463,383 2.500%,  7/1/2051 7,166,492
3,561,046 3.500%,  7/1/2051 3,245,470
4,575,991 4.000%,  7/1/2052 4,278,631
1,606,207 2.500%,  8/1/2050 1,359,708
7,055,808 3.500%,  8/1/2050 6,449,353
6,720,961 3.500%,  8/1/2052 6,071,263
3,801,088 4.500%,  8/1/2052 3,645,755
581,062 5.000%,  8/1/2053 574,290
4,829,958 3.500%,  9/1/2052 4,393,006
1,989,727 3.500%,  9/1/2052 1,809,620
485,526 5.000%,  9/1/2052 478,685
4,261,471 4.500%,  9/1/2053 4,088,589
1,191,514 4.500%,  9/1/2053 1,146,912
6,878,709 4.000%,  10/1/2052 6,448,752
1,666,462 2.000%,  11/1/2051 1,342,658
2,579,434 3.500%,  11/1/2052 2,353,667
6,861,768 2.000%,  12/1/2050 5,509,604
15,589,450 4.500%,  12/1/2052 15,016,147
6,600,000 6.000%,  4/1/2041 6,703,237
650,000 5.500%,  5/1/2041 648,577
3,000,000 4.500%,  4/1/2049 2,869,402
1,200,000 3.500%,  5/1/2049 1,081,459
7,025,000 5.000%,  5/1/2049 6,879,092
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
9,684,172 2.500%,  3/1/2062 7,831,935
3,219,857 3.500%,  7/1/2061 2,852,152
3,536,762 4.000%,  12/1/2061 3,270,555
Total 217,995,783
Technology  2.2%
Accenture Capital, Inc.
223,000 4.500%,  10/4/2034 215,477
Adobe, Inc.
330,000 5.300%,  1/17/2035
e
339,832
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032
e
137,819
Akamai Technologies, Inc.,
Convertible
116,000 0.125%,  5/1/2025 115,478
227,000 0.375%,  9/1/2027 220,984
308,000 1.125%,  2/15/2029 292,600
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 58,390
Apple, Inc.
686,000 3.750%,  9/12/2047 545,219
Array Technologies, Inc.,
Convertible
416,000 1.000%,  12/1/2028 305,057
Block, Inc.
424,000 6.500%,  5/15/2032
a
428,274
Principal
Amount Long-Term Fixed Income  69.3% Value
Technology  2.2% - continued
Block, Inc., Convertible
$ 70,000 0.250%,  11/1/2027 $ 61,600
Boost Newco Borrower, LLC
303,000 7.500%,  1/15/2031
a
315,404
Broadcom, Inc.
146,000 4.000%,  4/15/2029
a
142,501
130,000 4.800%,  10/15/2034 126,903
Cadence Design Systems, Inc.
112,000 4.700%,  9/10/2034 109,356
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 264,463
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
121,521
Cloud Software Group, Inc.
646,000 6.500%,  3/31/2029
a
627,954
CommScope, LLC
99,000 4.750%,  9/1/2029
a
88,016
99,000 9.500%,  12/15/2031
a,e
101,970
Consensus Cloud Solutions, Inc.
62,000 6.000%,  10/15/2026
a
61,560
CoreLogic, Inc.
74,000 4.500%,  5/1/2028
a
68,877
CSG Systems International, Inc.,
Convertible
237,000 3.875%,  9/15/2028 255,486
Dayforce, Inc., Convertible
385,000 0.250%,  3/15/2026 367,675
Dell International, LLC/EMC
Corporation
214,000 4.750%,  4/1/2028 214,978
Dell, Inc.
182,000 6.500%,  4/15/2038 192,031
Diebold Nixdorf, Inc.
77,000 7.750%,  3/31/2030
a
79,816
Fiserv, Inc.
266,000 5.350%,  3/15/2031 272,763
65,000 5.600%,  3/2/2033 66,793
266,000 5.450%,  3/15/2034 269,653
213,000 5.150%,  8/12/2034 211,263
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
203,516
Gen Digital, Inc.
10,000 6.750%,  9/30/2027
a
10,123
149,000 7.125%,  9/30/2030
a
152,085
50,000 6.250%,  4/1/2033
a
49,773
Global Payments, Inc.
165,000 5.950%,  8/15/2052 159,650
208,000 4.950%,  8/15/2027 209,687
131,000 3.200%,  8/15/2029 122,647
Global Payments, Inc., Convertible
442,000 1.500%,  3/1/2031 416,364
Hewlett Packard Enterprise
Company
187,000 4.850%,  10/15/2031 185,067
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 199,224
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
122,107
Intel Corporation
378,000 4.900%,  7/29/2045 317,524

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Technology  2.2% - continued
InterDigital, Inc., Convertible
$ 106,000 3.500%,  6/1/2027 $ 284,663
Iron Mountain, Inc.
339,000 4.875%,  9/15/2027
a
332,104
150,000 4.875%,  9/15/2029
a
143,177
380,000 4.500%,  2/15/2031
a
348,341
Jabil, Inc.
133,000 5.450%,  2/1/2029 135,519
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 117,799
Mastercard, Inc.
146,000 2.000%,  11/18/2031 124,530
136,000 4.875%,  5/9/2034 136,347
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 84,569
Microchip Technology, Inc.,
Convertible
336,000 0.750%,  6/1/2030
a
313,992
Moody's Corporation
140,000 4.250%,  8/8/2032 135,214
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
107,346
NCR Voyix Corporation
177,000 5.000%,  10/1/2028
a
170,313
132,000 5.125%,  4/15/2029
a
125,719
Neptune Bidco US, Inc.
388,000 9.290%,  4/15/2029
a
336,648
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 71,873
131,000 4.300%,  6/18/2029 128,355
ON Semiconductor Corporation,
Convertible
338,000 Zero Coupon,  5/1/2027 357,012
432,000 0.500%,  3/1/2029 372,082
Open Text Corporation
226,000 3.875%,  12/1/2029
a
205,583
Open Text Holdings, Inc.
240,000 4.125%,  2/15/2030
a
218,869
Oracle Corporation
255,000 5.375%,  9/27/2054 232,545
482,000 6.900%,  11/9/2052 531,340
140,000 6.150%,  11/9/2029 148,202
327,000 2.950%,  4/1/2030 300,414
192,000 5.250%,  2/3/2032 194,476
219,000 6.250%,  11/9/2032 233,575
PayPal Holdings, Inc.
272,000 5.500%,  6/1/2054 262,845
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a
61,922
Progress Software Corporation,
Convertible
99,000 1.000%,  4/15/2026
e
105,683
84,000 3.500%,  3/1/2030
e
88,200
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
274,355
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
152,621
S&P Global, Inc.
144,000 2.900%,  3/1/2032 128,398
Seagate HDD Cayman
221,480 9.625%,  12/1/2032 249,100
Principal
Amount Long-Term Fixed Income  69.3% Value
Technology  2.2% - continued
Semtech Corporation, Convertible
$ 188,000 1.625%,  11/1/2027
e
$ 231,240
Sensata Technologies BV
51,000 4.000%,  4/15/2029
a
46,874
Sensata Technologies, Inc.
52,000 4.375%,  2/15/2030
a
48,036
69,000 3.750%,  2/15/2031
a
60,247
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
137,503
SS&C Technologies, Inc.
249,000 5.500%,  9/30/2027
a
247,117
51,000 6.500%,  6/1/2032
a
51,551
Synaptics, Inc., Convertible
251,000 0.750%,  12/1/2031
a,e
235,940
Synopsys, Inc.
190,000 5.700%,  4/1/2055 188,653
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054 129,023
UKG, Inc.
132,000 6.875%,  2/1/2031
a
133,906
Verint Systems, Inc., Convertible
177,000 0.250%,  4/15/2026 167,442
Verisk Analytics, Inc.
114,000 5.250%,  3/15/2035 113,857
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
a
279,822
Viavi Solutions, Inc., Convertible
205,000 1.625%,  3/15/2026 219,606
Vishay Intertechnology, Inc.,
Convertible
351,000 2.250%,  9/15/2030 309,758
VMware, LLC
262,000 1.400%,  8/15/2026 250,908
370,000 4.700%,  5/15/2030 366,754
192,000 2.200%,  8/15/2031 163,195
Western Digital Corporation,
Convertible
587,000 3.000%,  11/15/2028 754,882
Xerox Holdings Corporation
30,000 5.000%,  8/15/2025
a
29,664
466,000 5.500%,  8/15/2028
a
327,201
Xerox Holdings Corporation,
Convertible
296,000 3.750%,  3/15/2030 167,240
Xilinx, Inc.
90,000 2.375%,  6/1/2030 81,077
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026 30,917
143,000 3.625%,  3/1/2028
a
132,811
Total 20,946,435
Transportation  0.4%
Air Canada
103,000 3.875%,  8/15/2026
a
100,722
Air Transport Services Group, Inc.,
Convertible
246,000 3.875%,  8/15/2029 245,041
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
220,000 5.500%,  4/20/2026
a
219,398
186,560 5.750%,  4/20/2029
a
182,545

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Transportation  0.4% - continued
Avianca Midco 2 plc
$ 200,000 9.625%,  2/14/2030
a,e
$ 183,750
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a
140,693
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 135,488
Canadian Pacific Railway
Company
2,000 1.750%,  12/2/2026 1,914
DCLI Bidco, LLC
93,000 7.750%,  11/15/2029
a
95,723
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028 282,224
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
74,409 4.500%,  10/20/2025
a
74,150
ERAC USA Finance, LLC
277,000 5.200%,  10/30/2034
a
279,399
Greenbrier Companies, Inc.,
Convertible
184,000 2.875%,  4/15/2028 203,578
JetBlue Airways Corporation/
JetBlue Loyalty, LP
58,000 9.875%,  9/20/2031
a
57,251
Mileage Plus Holdings, LLC
179,100 6.500%,  6/20/2027
a
179,872
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 188,417
OneSky Flight, LLC
80,000 8.875%,  12/15/2029
a
80,855
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
144,662
128,000 1.700%,  6/15/2026
a
123,606
Rand Parent, LLC
256,000 8.500%,  2/15/2030
a,e
253,442
RXO, Inc.
95,000 7.500%,  11/15/2027
a
97,687
Ryder System, Inc.
161,000 2.850%,  3/1/2027 155,757
Southwest Airlines Company
133,000 5.125%,  6/15/2027 133,888
Star Leasing Company, LLC
99,000 7.625%,  2/15/2030
a
95,148
Stena International SA
198,000 7.250%,  1/15/2031
a
197,908
Union Pacific Corporation
125,000 5.600%,  12/1/2054 125,544
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
79,544
136,000 6.375%,  2/1/2030
a,e
119,140
Total 4,177,346
U.S. Government & Agencies  7.2%
U.S. Treasury Bonds
2,374,000 3.625%,  5/15/2053 1,999,724
1,854,000 4.750%,  11/15/2053 1,895,063
7,561,000 4.625%,  2/15/2035 7,811,458
U.S. Treasury Notes
13,700,000 4.250%,  12/31/2025 13,711,345
29,100,000 4.375%,  7/31/2026 29,245,500
Principal
Amount Long-Term Fixed Income  69.3% Value
U.S. Government & Agencies  7.2% - continued
$ 11,400,000 4.125%,  7/31/2028 $ 11,480,602
3,801,000 4.000%,  2/28/2030 3,809,612
Total 69,953,304
Utilities  2.5%
AES Corporation
165,000 7.600%,  1/15/2055
b
166,503
254,000 3.950%,  7/15/2030
a
238,208
Algonquin Power & Utilities
Corporation
451,000 4.750%,  1/18/2082
b
429,577
Alliant Energy Corporation,
Convertible
165,000 3.875%,  3/15/2026 176,385
Ameren Corporation
161,000 1.750%,  3/15/2028 148,369
American Electric Power
Company, Inc.
248,000 6.950%,  12/15/2054
b
252,972
131,000 2.300%,  3/1/2030 116,327
American Water Capital
Corporation
201,000 5.450%,  3/1/2054 193,736
American Water Capital
Corporation, Convertible
254,000 3.625%,  6/15/2026 259,334
Arizona Public Service Company
138,000 5.550%,  8/1/2033 139,692
Atmos Energy Corporation
129,000 5.000%,  12/15/2054 116,634
Calpine Corporation
203,000 4.500%,  2/15/2028
a
196,797
CenterPoint Energy, Inc.
144,000 7.000%,  2/15/2055
b
146,204
83,000 6.700%,  5/15/2055
b
81,838
198,000 1.450%,  6/1/2026 190,999
197,000 2.650%,  6/1/2031 172,914
CenterPoint Energy, Inc.,
Convertible
267,000 4.250%,  8/15/2026 288,894
7,230 3.369%,  9/15/2029 326,941
CMS Energy Corporation,
Convertible
209,000 3.375%,  5/1/2028 231,154
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 406,652
Constellation Energy Generation,
LLC
204,000 5.750%,  3/15/2054 196,263
133,000 5.800%,  3/1/2033 137,734
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
b
224,672
217,000 7.000%,  6/1/2054
b
228,079
240,000 4.350%,  1/15/2027
b,h
233,243
161,000 3.375%,  4/1/2030 150,459
DTE Energy Company
140,000 4.875%,  6/1/2028 140,855
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 404,977
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
226,525
187,000 5.800%,  6/15/2054 182,969
157,000 6.450%,  9/1/2054
b
156,735

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Utilities  2.5% - continued
$ 139,000 4.500%,  8/15/2032 $ 134,067
125,000 5.750%,  9/15/2033 130,272
Duke Energy Corporation,
Convertible
427,000 4.125%,  4/15/2026 462,783
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 131,713
Edison International
137,000 7.875%,  6/15/2054
b,e
131,854
185,000 4.950%,  4/15/2025 184,929
220,000 5.000%,  12/15/2026
b,e,h
198,756
Enel Finance International NV
260,000 1.625%,  7/12/2026
a
250,340
226,000 5.125%,  6/26/2029
a
228,411
Entergy Corporation
130,000 1.900%,  6/15/2028 119,471
Entergy Louisiana, LLC
178,000 5.800%,  3/15/2055 177,138
Evergy, Inc., Convertible
269,000 4.500%,  12/15/2027 316,131
Eversource Energy
293,000 4.600%,  7/1/2027 293,226
Exelon Corporation
540,000 5.600%,  3/15/2053 519,991
130,000 4.050%,  4/15/2030 125,948
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
257,708
FirstEnergy Corporation,
Convertible
369,000 4.000%,  5/1/2026 373,797
Georgia Power Company
82,000 4.950%,  5/17/2033 81,434
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
140,975
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
241,991
Lightning Power, LLC
182,000 7.250%,  8/15/2032
a
187,384
Long Ridge Energy, LLC
151,000 8.750%,  2/15/2032
a
145,870
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 525,120
National Rural Utilities Cooperative
Finance Corporation
137,000 4.850%,  2/7/2029 138,476
NextEra Energy Capital Holdings,
Inc.
258,000 5.900%,  3/15/2055 257,630
210,000 3.800%,  3/15/2082
b
197,577
331,000 6.750%,  6/15/2054
b
337,867
130,000 2.250%,  6/1/2030 115,017
113,000 5.300%,  3/15/2032 114,838
NextEra Energy Capital Holdings,
Inc., Convertible
191,000 3.000%,  3/1/2027 220,414
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
80,039
65,000 5.850%,  4/1/2055 64,612
160,000 6.950%,  11/30/2054
b
162,222
130,000 2.950%,  9/1/2029 120,864
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 132,046
Principal
Amount Long-Term Fixed Income  69.3% Value
Utilities  2.5% - continued
NRG Energy, Inc.
$ 167,000 2.000%,  12/2/2025
a
$ 163,527
189,000 10.250%,  3/15/2028
a,b,h
208,092
120,000 3.375%,  2/15/2029
a
110,179
185,000 5.250%,  6/15/2029
a
180,289
83,000 6.000%,  2/1/2033
a
80,745
83,000 6.250%,  11/1/2034
a
81,706
NRG Energy, Inc., Convertible
129,000 2.750%,  6/1/2048 300,295
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054 173,864
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 142,027
266,000 5.550%,  5/15/2029 269,631
270,000 6.950%,  3/15/2034 292,572
PG&E Corporation
114,000 7.375%,  3/15/2055
b
112,045
157,000 5.000%,  7/1/2028 152,732
PG&E Corporation, Convertible
798,000 4.250%,  12/1/2027 843,087
Pinnacle West Capital Corporation,
Convertible
141,000 4.750%,  6/15/2027
a
158,262
PPL Capital Funding, Inc.
197,000 5.250%,  9/1/2034 196,025
PPL Capital Funding, Inc.,
Convertible
247,000 2.875%,  3/15/2028 276,393
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 131,370
Sempra
162,000 6.550%,  4/1/2055
b
154,115
162,000 6.625%,  4/1/2055
b
158,168
160,000 6.400%,  10/1/2054
b
151,759
162,000 6.875%,  10/1/2054
b
160,410
162,000 4.875%,  10/15/2025
b,h
160,450
Southern California Edison
Company
272,000 5.450%,  6/1/2031 275,616
Southern Company
170,000 5.700%,  10/15/2032 176,700
300,000 4.850%,  3/15/2035 290,349
149,000 4.000%,  1/15/2051
b
147,106
432,000 3.750%,  9/15/2051
b
419,776
Southern Company, Convertible
472,000 3.875%,  12/15/2025 525,336
245,000 4.500%,  6/15/2027
a
269,696
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
a
464,563
TXNM Energy, Inc., Convertible
299,000 5.750%,  6/1/2054
a
373,049
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 173,042
Vistra Corporation
118,000 8.000%,  10/15/2026
a,b,h
121,089
295,000 7.000%,  12/15/2026
a,b,h
298,716
Vistra Operations Company, LLC
380,000 5.000%,  7/31/2027
a
374,129
WEC Energy Group, Inc.,
Convertible
214,000 4.375%,  6/1/2027
a
250,452

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  69.3% Value
Utilities  2.5% - continued
$ 200,000 4.375%,  6/1/2029
a
$ 239,326
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 153,910
213,000 4.600%,  6/1/2032 205,338
143,000 5.600%,  4/15/2035 143,566
XPLR Infrastructure Operating
Partners, LP
331,000 3.875%,  10/15/2026
a,e
318,374
30,000 8.375%,  1/15/2031
a,e
29,502
30,000 8.625%,  3/15/2033
a,e
29,187
XPLR Infrastructure, LP,
Convertible
556,000 Zero Coupon,  11/15/2025
a,e
536,540
104,000 2.500%,  6/15/2026
a,e
99,164
Total 24,435,821
Total Long-Term Fixed Income
(cost $682,685,541) 669,633,975
Shares Common Stock 14.5% Value
Communications Services  1.0%
5,451 Alphabet, Inc., Class A 842,943
15,375 Alphabet, Inc., Class C 2,402,036
8,486 AT&T, Inc. 239,984
4,278 Cogent Communications Holdings 262,284
15,002 Comcast Corporation 553,574
5,597 Meta Platforms, Inc. 3,225,887
147 Netflix, Inc.
j
137,082
1,406 News Corporation, Class A 38,271
385 Spotify Technology SA
j
211,762
544 Tripadvisor, Inc.
j
7,708
21,131 Verizon Communications, Inc. 958,502
1,143 Walt Disney Company 112,814
21,542 Warner Brothers Discovery, Inc.
j
231,146
Total 9,223,993
Consumer Discretionary  1.5%
4,880 Advance Auto Parts, Inc. 191,345
17,820 Amazon.com, Inc.
j
3,390,433
3,779 Aptiv plc
j
224,850
3,128 Best Buy Company, Inc. 230,252
74 Booking Holdings, Inc. 340,911
1,262 Boot Barn Holdings, Inc.
j
135,577
4,258 Brunswick Corporation 229,293
84 Build-A-Bear Workshop, Inc. 3,122
6,401 Champion Homes, Inc.
j
606,559
1,938 Columbia Sportswear Company 146,687
256 Cooper-Standard Holdings, Inc.
j
3,922
2,720 Crocs, Inc.
j
288,864
2,155 D.R. Horton, Inc. 273,965
2,969 Deckers Outdoor Corporation
j
331,964
1,656 DoorDash, Inc.
j
302,667
4,099 eBay, Inc. 277,625
1,556 Expedia Group, Inc. 261,564
2,666 Garmin, Ltd. 578,869
377 Group 1 Automotive, Inc. 143,995
1,196 Hilton Worldwide Holdings, Inc. 272,150
2,688 Home Depot, Inc. 985,125
5,665 La-Z-Boy, Inc. 221,445
2,118 Lowe's Companies, Inc. 493,981
1,367 Lululemon Athletica, Inc.
j
386,943
1,661 Modine Manufacturing Company
j
127,482
3,139 NIKE, Inc. 199,264
50 NVR, Inc.
j
362,219
Shares Common Stock  14.5% Value
Consumer Discretionary  1.5% - continued
362 O'Reilly Automotive, Inc.
j
$ 518,594
3,434 PUMA SE 83,763
109 Ross Stores, Inc. 13,929
3,038 SharkNinja, Inc.
j
253,400
3,911 Six Flags Entertainment
Corporation 139,505
3,988 Skechers USA, Inc.
j
226,439
16,034 Sony Group Corporation ADR
e
407,103
3,841 Tesla, Inc.
j
995,434
5,315 Wyndham Hotels & Resorts, Inc. 481,061
7,949 Yum China Holding, Inc. 413,825
Total 14,544,126
Consumer Staples  0.7%
3,052 BJ's Wholesale Club Holdings,
Inc.
j
348,233
1,014 Casey's General Stores, Inc. 440,117
1,250 Colgate-Palmolive Company 117,125
110 Costco Wholesale Corporation 104,036
41,572 Coty, Inc.
j
227,399
1,933 Hershey Company 330,601
1,434 J & J Snack Foods Corporation 188,886
2,619 J.M. Smucker Company 310,116
4,070 John B. Sanfilippo & Son, Inc. 288,400
21,760 Kenvue, Inc. 521,805
469 Keurig Dr Pepper, Inc. 16,049
1,662 Lamb Weston Holdings, Inc. 88,585
1,348 Lancaster Colony Corporation 235,900
8,735 Philip Morris International, Inc. 1,386,506
1,976 Procter & Gamble Company 336,750
8,591 Sysco Corporation 644,669
2,710 Turning Point Brands, Inc. 161,082
9,564 Walmart, Inc. 839,624
Total 6,585,883
Energy  0.7%
908 Archrock, Inc. 23,826
4,010 Baker Hughes Company 176,239
104 Cheniere Energy, Inc. 24,066
6,922 ConocoPhillips 726,948
22,269 Devon Energy Corporation 832,861
18,977 Enterprise Products Partners, LP 647,875
3,019 EOG Resources, Inc. 387,157
7,761 Expand Energy Corporation 863,954
11,352 Exxon Mobil Corporation 1,350,093
8,743 Halliburton Company 221,810
365 Hess Midstream, LP 15,436
815 Kinder Morgan, Inc. 23,252
1,924 Marathon Petroleum Corporation 280,308
3,923 Matador Resources Company 200,426
6,252 Noble Corporation plc 148,172
1,804 Schlumberger NV 75,407
3,535 Shell plc ADR 259,045
5,931 TechnipFMC plc 187,953
1,618 Williams Companies, Inc. 96,692
Total 6,541,520
Financials  2.3%
1,557 Allstate Corporation 322,408
15,577 Ally Financial, Inc. 568,093
1,328 Amalgamated Financial
Corporation 38,180
788 American Express Company 212,011
4,898 American International Group, Inc. 425,832
1,223 Ameriprise Financial, Inc. 592,067

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.5% Value
Financials  2.3% - continued
5,339 Arch Capital Group, Ltd. $ 513,505
27,716 Bank of America Corporation 1,156,589
105 Bank of Marin Bancorp 2,317
4,986 Bank of N.T. Butterfield & Son, Ltd. 194,055
5,114 Bank of New York Mellon
Corporation 428,911
389 BankUnited, Inc. 13,397
990 Berkshire Hathaway, Inc.
j
527,254
11,489 Bridgewater Bancshares, Inc.
j
159,582
2,734 Capital One Financial Corporation 490,206
304 Cboe Global Markets, Inc. 68,792
12,421 Charles Schwab Corporation 972,316
1,872 Chubb, Ltd. 565,325
893 Citigroup, Inc. 63,394
644 Community Trust Bancorp, Inc. 32,432
2,271 Discover Financial Services 387,660
5,049 Donnelley Financial Solutions, Inc.
j
220,692
484 Ellington Credit Company 2,618
299 Enact Holdings, Inc. 10,390
15,212 F.N.B. Corporation 204,601
184 FactSet Research Systems, Inc. 83,654
1,517 Federal Agricultural Mortgage
Corporation 284,453
208 Financial Institutions, Inc. 5,192
1,310 First Bancorp/Puerto Rico 25,113
1,279 First Busey Corporation 27,626
186 First Citizens BancShares, Inc./NC 344,866
146 First Mid-Illinois Bancshares, Inc. 5,095
894 Fiserv, Inc.
j
197,422
1,906 Fulton Financial Corporation 34,480
5,768 Glacier Bancorp, Inc. 255,061
506 Great Southern Bancorp, Inc. 28,017
131 Hanmi Financial Corporation 2,968
536 Hometrust Bancshares, Inc. 18,374
1,202 Houlihan Lokey, Inc. 194,123
180 Independent Bank Corporation/MI 5,542
6,756 Intercontinental Exchange, Inc. 1,165,410
6,423 J.P. Morgan Chase & Company 1,575,562
23,890 KeyCorp 382,001
1,702 Kinsale Capital Group, Inc. 828,380
855 Marsh & McLennan Companies,
Inc. 208,646
988 Mastercard, Inc. 541,543
5,538 MetLife, Inc. 444,646
1,085 MidWestOne Financial Group, Inc. 32,127
687 MSCI, Inc. 388,499
8,515 Nasdaq, Inc. 645,948
4,210 Northern Trust Corporation 415,317
50,149 Nuveen Credit Strategies Income
Fund, Rights
j
1,504
2,218 OceanFirst Financial Corporation 37,728
909 OFG Bancorp 36,378
859 Old Second Bancorp, Inc. 14,294
107 PNC Financial Services Group,
Inc. 18,807
393 Popular, Inc. 36,301
1,002 Progressive Corporation 283,576
3,275 Prosperity Bancshares, Inc. 233,737
9,742 Radian Group, Inc. 322,168
5,122 RLI Corporation 411,450
422 Robinhood Markets, Inc.
j
17,564
669 S&P Global, Inc. 339,919
3,700 Tradeweb Markets, Inc. 549,302
4,711 Triumph Financial, Inc.
j
272,296
1,392 Truist Financial Corporation 57,281
Shares Common Stock  14.5% Value
Financials  2.3% - continued
16 TrustCo Bank Corporation NY $ 488
1,065 Trustmark Corporation 36,732
377 U.S. Bancorp 15,917
3,584 Visa, Inc. 1,256,049
19,897 Wells Fargo & Company 1,428,406
7,900 Western Alliance Bancorp 606,957
7,942 Zions Bancorp NA 395,988
Total 22,685,534
Health Care  1.7%
3,367 Abbott Laboratories 446,632
389 AbbVie, Inc. 81,503
4,894 ADMA Biologics, Inc.
j
97,097
3,664 Agilent Technologies, Inc. 428,615
999 Align Technology, Inc.
j
158,701
1,683 Amgen, Inc. 524,339
11,236 Avantor, Inc.
j
182,136
2,798 BioMarin Pharmaceutical, Inc.
j
197,791
4,866 Boston Scientific Corporation
j
490,882
4,024 Centene Corporation
j
244,297
387 Chemed Corporation 238,129
1,283 Cigna Group 422,107
7,849 Concentra Group Holdings Parent,
Inc. 170,323
1,128 Cooper Companies, Inc.
j
95,147
3,816 Danaher Corporation 782,280
1,048 Eli Lilly & Company 865,554
2,265 Encompass Health Corporation 229,399
4,915 Gilead Sciences, Inc. 550,726
835 Humana, Inc. 220,941
751 IDEXX Laboratories, Inc.
j
315,382
1,640 Insulet Corporation
j
430,680
693 Intuitive Surgical, Inc.
j
343,222
6,574 Johnson & Johnson 1,090,232
1,626 Labcorp Holdings, Inc. 378,435
485 Medpace Holdings, Inc.
j
147,775
7,389 Medtronic plc 663,975
6,255 Merck & Company, Inc. 561,449
205 Mettler-Toledo International, Inc.
j
242,087
3,211 Neurocrine Biosciences, Inc.
j
355,137
1,098 Penumbra, Inc.
j
293,616
20,750 Progyny, Inc.
j
463,555
307 Regeneron Pharmaceuticals, Inc. 194,709
1,613 Repligen Corporation
j
205,238
9,175 Sanofi SA ADR 508,845
8,721 Stevanato Group SPA 178,083
636 Stryker Corporation 236,751
808 Thermo Fisher Scientific, Inc. 402,061
4,758 Twist Bioscience Corporation
j
186,799
714 United Therapeutics Corporation
j
220,105
2,467 UnitedHealth Group, Inc. 1,292,091
876 Vertex Pharmaceuticals, Inc.
j
424,702
11,387 Viemed Healthcare, Inc.
j
82,897
1,309 Waters Corporation
j
482,458
4,321 Zimmer Biomet Holdings, Inc. 489,051
1,629 Zoetis, Inc. 268,215
Total 16,884,149
Industrials  2.0%
745 AECOM 69,084
5,426 Air Lease Corporation 262,130
7,962 Amentum Holdings, Inc.
j
144,908
1,833 AMETEK, Inc. 315,533
67 Armstrong World Industries, Inc. 9,439
1,419 Automatic Data Processing, Inc. 433,547

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.5% Value
Industrials  2.0% - continued
535 Axon Enterprise, Inc.
j
$ 281,383
10,636 Badger Infrastructure Solutions,
Ltd. 287,214
7,039 Barrett Business Services, Inc. 289,655
272 Brady Corporation 19,214
1,798 BWX Technologies, Inc. 177,373
1,550 Caterpillar, Inc. 511,190
38,417 CNH Industrial NV 471,761
25,654 CSX Corporation 754,997
4,635 Dayforce, Inc.
j
270,360
8,808 Delta Air Lines, Inc. 384,029
3,348 Enerpac Tool Group Corporation 150,191
4,425 ExlService Holdings, Inc.
j
208,904
2,572 Expeditors International of
Washington, Inc. 309,283
10,250 Fastenal Company 794,887
1,947 Ferguson Enterprises, Inc. 311,968
7,859 Flowserve Corporation 383,834
11,639 Gates Industrial Corporation plc
j
214,274
1,694 General Dynamics Corporation 461,750
251 Graco, Inc. 20,961
116 Great Lakes Dredge & Dock
Corporation
j
1,009
6,239 Helios Technologies, Inc. 200,209
3,184 Hexcel Corporation 174,356
2,683 Honeywell International, Inc. 568,125
4,140 Howmet Aerospace, Inc. 537,082
830 IES Holdings, Inc.
j
137,041
2,193 Ingersoll Rand, Inc. 175,506
2,711 Jacobs Solutions, Inc. 327,733
1,990 JB Hunt Transport Services, Inc. 294,420
5,430 Knight-Swift Transportation
Holdings, Inc. 236,151
3,118 Korn Ferry 211,494
1,968 L3Harris Technologies, Inc. 411,922
1,424 Landstar System, Inc. 213,885
2,530 Leidos Holdings, Inc. 341,398
1,521 Lincoln Electric Holdings, Inc. 287,712
827 Lockheed Martin Corporation 369,429
1,000 Masco Corporation 69,540
16,825 Masterbrand, Inc.
j
219,734
2,168 Miller Industries, Inc. 91,858
1,320 Moog, Inc. 228,822
2,948 Old Dominion Freight Line, Inc. 487,747
203 Owens Corning, Inc. 28,992
749 Parker-Hannifin Corporation 455,280
1,544 Quanta Services, Inc. 392,454
4,256 Robert Half, Inc. 232,165
1,753 Rockwell Automation, Inc. 452,940
8,993 Schneider National, Inc. 205,490
9,790 Southwest Airlines Company 328,748
9,061 Timken Company 651,214
1,292 Trane Technologies plc 435,301
3,258 Trex Company, Inc.
j
189,290
6,646 Uber Technologies, Inc.
j
484,228
2,045 UFP Industries, Inc. 218,897
190 Union Pacific Corporation 44,886
2,135 United Airlines Holdings, Inc.
j
147,422
3,241 United Parcel Service, Inc. 356,478
702 United Rentals, Inc. 439,943
1,272 Verisk Analytics, Inc. 378,573
329 Waste Management, Inc. 76,167
4,611 WNS Holdings, Ltd.
j
283,530
Total 18,925,040
Shares Common Stock  14.5% Value
Information Technology  3.0%
184 Adobe, Inc.
j
$ 70,570
8,346 Amphenol Corporation 547,414
20,790 Apple, Inc. 4,618,083
1,886 Applied Materials, Inc. 273,696
1,568 Arista Networks, Inc.
j
121,489
2,419 Autodesk, Inc.
j
633,294
8,173 Broadcom, Inc. 1,368,405
1,298 CDW Corporation 208,018
6,771 Ciena Corporation
j
409,172
17,733 Cisco Systems, Inc. 1,094,303
10,153 Cohu, Inc.
j
149,351
4,361 Crane NXT Company 224,155
58 Credo Technology Group Holding,
Ltd.
j
2,329
2,568 Datadog, Inc.
j
254,771
8,361 DocuSign, Inc.
j
680,585
1,226 Fabrinet
j
242,147
2,936 Fortinet, Inc.
j
282,619
2,007 Freshworks, Inc.
j
28,319
3,909 International Business Machines
Corporation 972,012
5,962 JFrog, Ltd.
j
190,784
967 Littelfuse, Inc. 190,248
12,997 Microsoft Corporation 4,878,944
761 Motorola Solutions, Inc. 333,173
516 NetApp, Inc. 45,326
38,326 NVIDIA Corporation 4,153,772
5,528 ON Semiconductor Corporation
j
224,934
842 Onto Innovation, Inc.
j
102,168
1,717 Palantir Technologies, Inc.
j
144,915
3,622 Pegasystems, Inc. 251,801
1,078 Plexus Corporation
j
138,124
5,548 Qorvo, Inc.
j
401,731
6,276 QUALCOMM, Inc. 964,056
2,836 Salesforce, Inc. 761,069
13,429 Samsung Electronics Company,
Ltd. 532,399
860 SAP AG ADR 230,858
920 ServiceNow, Inc.
j
732,449
2,451 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 406,866
3,610 TD SYNNEX Corporation 375,296
11,503 Trimble, Inc.
j
755,172
14,043 TTM Technologies, Inc.
j
288,022
2,821 Varonis Systems, Inc.
j
114,110
648 VeriSign, Inc.
j
164,508
1,310 Zebra Technologies Corporation
j
370,154
Total 28,931,611
Materials  0.5%
2,524 Albemarle Corporation 181,779
5,749 CF Industries Holdings, Inc. 449,284
4,908 Corteva, Inc. 308,860
4,781 DuPont de Nemours, Inc. 357,045
3,696 Eastman Chemical Company 325,655
2,752 Ecolab, Inc. 697,687
3,386 Greif, Inc. 186,196
4,594 Ingevity Corporation
j
181,877
15,976 Ivanhoe Mines, Ltd.
e,j
135,664
998 Linde plc 464,709
3,746 Nucor Corporation 450,794
5,561 Olin Corporation 134,799
368 Packaging Corporation of America 72,871
5,641 Steel Dynamics, Inc. 705,576

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.5% Value
Materials  0.5% - continued
25,281 Tronox Holdings plc $ 177,978
390 United States Lime & Minerals, Inc. 34,468
3,882 United States Steel Corporation 164,053
3,529 West Fraser Timber Company, Ltd. 271,521
Total 5,300,816
Real Estate  0.5%
3,548 Agree Realty Corporation 273,870
410 Alexandria Real Estate Equities,
Inc. 37,929
872 AvalonBay Communities, Inc. 187,149
1,381 Broadstone Net Lease, Inc. 23,532
2,275 CBRE Group, Inc.
j
297,524
4,359 Crown Castle, Inc. 454,338
20,077 Cushman and Wakefield plc
j
205,187
162 Equinix, Inc. 132,087
11,840 Essential Properties Realty Trust,
Inc. 386,458
1,515 Extra Space Storage, Inc. 224,962
8,107 First Industrial Realty Trust, Inc. 437,454
19,637 Healthcare Realty Trust, Inc. 331,865
353 Innovative Industrial Properties,
Inc. 19,094
619 Kite Realty Group Trust 13,847
8,938 National Storage Affiliates Trust 352,157
2,513 Outfront Media, Inc. 40,560
2,802 RLJ Lodging Trust 22,108
14,197 Sabra Health Care REIT, Inc. 248,022
2,438 SBA Communications Corporation 536,384
2,482 Tanger, Inc. 83,867
4,112 Terreno Realty Corporation 259,961
9,158 Uniti Group, Inc. 46,156
1,004 Zillow Group, Inc., Class C
j
68,834
Total 4,683,345
Utilities  0.6%
7,188 Alliant Energy Corporation 462,548
569 American Water Works Company,
Inc. 83,939
229 Black Hills Corporation 13,889
401 California Water Service Group 19,432
13,326 CenterPoint Energy, Inc. 482,801
927 Clearway Energy, Inc., Class C 28,060
1,657 Constellation Energy Corporation 334,101
6,018 Duke Energy Corporation 734,015
828 Edison International 48,786
9,688 Entergy Corporation 828,227
11,563 NiSource, Inc. 463,561
1,964 Northwestern Energy Group, Inc. 113,657
8,809 PG&E Corporation 151,338
4,067 Portland General Electric
Company 181,388
5,656 Public Service Enterprise Group,
Inc. 465,489
2,644 Spire, Inc. 206,893
17,472 UGI Corporation 577,799
3,781 Vistra Energy Corporation 444,041
Total 5,639,964
Total Common Stock
(cost $104,562,682) 139,945,981
Shares
Registered Investment
Companies   9.6% Value
U.S. Affiliated   8.9%
9,039,484 Thrivent Core Emerging Markets
Debt Fund $ 74,033,376
1,018,563 Thrivent Core International Equity
Fund 11,163,455
Total 85,196,831
U.S. Unaffiliated   0.7%
14,380 abrdn Asia-Pacific Income Fund,
Inc.
e
225,766
43,059 abrdn Income Credit Strategies
Fund 253,617
11,503 abrdn Total Dynamic Dividend
Fund 96,510
27,364 AllianceBernstein Global High
Income Fund, Inc. 293,616
39,038 Allspring Income Opportunities
Fund 267,020
8,366 BlackRock Capital Allocation Term
Trust 120,470
4,916 BlackRock Core Bond Trust 53,339
27,083 BlackRock Corporate High Yield
Fund, Inc. 259,455
30,673 BlackRock Credit Allocation
Income Trust 328,815
2,772 BlackRock Debt Strategies Fund,
Inc. 28,940
4,227 BlackRock Enhanced Equity
Dividend Trust 36,352
22,105 BlackRock Enhanced Global
Dividend Trust 239,839
12,988 BlackRock Enhanced International
Dividend Trust 72,863
846 BlackRock Floating Rate Income
Strategies Fund, Inc. 10,930
9,168 BlackRock Income Trust, Inc. 108,641
18,346 BlackRock Multi-Sector Income
Trust 265,650
23,695 Blackstone Strategic Credit 2027
Term Fund 286,236
15,459 Cornerstone Strategic Investment
Fund, Inc.
e
114,860
30,283 Eaton Vance Limited Duration
Income Fund 302,224
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 100,676
7,000 Invesco Senior Loan ETF
e
144,900
5,154 iShares Preferred and Income
Securities ETF
e
158,382
50,149 Nuveen Credit Strategies Income
Fund 269,802
20,903 Nuveen Preferred Income
Opportunities Fund 166,388
24,444 PGIM Global High Yield Fund, Inc. 328,038
22,391 PGIM High Yield Bond Fund, Inc. 319,072
8,874 Pimco Dynamic Income Fund 175,705
16,611 PIMCO High Income Fund 81,228
16,869 PIMCO Income Strategy Fund II
e
127,192
2,534 Tri-Continental Corporation 77,718
13,602 Vanguard Short-Term Corporate
Bond ETF
e
1,073,742
5,408 Virtus Convertible & Income Fund 69,925
19,867 Virtus Dividend, Interest &
Premium Strategy Fund 240,987
4,526 Virtus Equity & Convertible Income
Fund 100,160

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  9.6% Value
U.S. Unaffiliated   0.7%  - continued
44,226 Voya Global Equity Dividend &
Premium Opportunity Fund $ 255,184
5,193 Western Asset Diversified Income
Fund 75,039
67,749 Western Asset High Income
Opportunity Fund, Inc. 269,641
Total 7,398,922
Total Registered Investment
Companies (cost $101,396,597) 92,595,753
Shares Preferred Stock 1.4% Value
Basic Materials  <0.1%
9,839 Albemarle Corporation,
Convertible, 7.250% 350,760
Total 350,760
Capital Goods  0.1%
17,546 Boeing Company, Convertible,
6.000% 1,049,777
Total 1,049,777
Communications Services  0.1%
24,275 AT&T, Inc., 4.750%
e,h
462,924
15,250 Telephone and Data Systems, Inc.,
6.000%
h
269,163
Total 732,087
Financials  1.1%
10,000 AEGON Funding Company, LLC,
5.100% 199,400
20,000 Allstate Corporation, 5.100%
h
420,000
6,586 Apollo Global Management, Inc.,
Convertible, 6.750% 481,371
6,824 Ares Management Corporation,
Convertible, 6.750% 328,985
7,800 Athene Holding, Ltd., 5.625%
h
153,426
20,775 Bank of America Corporation,
4.250%
h
373,534
16,050 Bank of America Corporation,
4.375%
h
296,764
8,025 Bank of America Corporation,
4.750%
h
160,660
16,050 Bank of America Corporation,
5.000%
h
338,013
672 Bank of America Corporation,
Convertible, 7.250%
h
829,631
3,900 Capital One Financial Corporation,
4.800%
h
70,746
19,525 Capital One Financial Corporation,
5.000%
h
370,584
3,900 Charles Schwab Corporation,
4.450%
e,h
75,660
2,750 Citizens Financial Group, Inc.,
7.375%
h
71,032
6,425 Corebridge Financial, Inc., 6.375% 159,854
9,000 Equitable Holdings, Inc., 5.250%
h
185,490
7,800 Fifth Third Bancorp, 4.950%
h
169,416
7,800 Huntington Bancshares, Inc./OH,
4.500%
h
135,564
16,000 J.P. Morgan Chase & Company,
4.200%
h
293,440
16,050 J.P. Morgan Chase & Company,
4.625%
h
320,198
Shares Preferred Stock  1.4% Value
Financials  1.1% - continued
16,250 J.P. Morgan Chase & Company,
4.750%
h
$ 334,100
3,900 KeyCorp, 5.650%
h
81,276
15,950 KeyCorp, 6.200%
b,e,h
379,451
3,900 MetLife, Inc., 4.750%
h
77,220
13,050 Morgan Stanley, 4.250%
h
233,987
10,400 Morgan Stanley, 5.850%
b,h
247,000
13,084 Morgan Stanley, 7.125%
b,h
328,670
14,525 Public Storage, 4.125%
h
248,523
5,025 Public Storage, 4.625%
h
94,973
1,275 Public Storage, 4.700%
h
24,850
7,800 Regions Financial Corporation,
4.450%
h
134,082
3,900 Regions Financial Corporation,
5.700%
b,h
92,157
3,500 Synovus Financial Corporation,
8.397%
b,h
88,760
7,800 Truist Financial Corporation,
4.750%
e,h
152,334
13,100 U.S. Bancorp, 4.000%
e,h
216,805
21,000 Wells Fargo & Company, 4.250%
h
371,280
16,050 Wells Fargo & Company, 4.375%
h
288,900
7,800 Wells Fargo & Company, 4.700%
h
149,916
11,800 Wells Fargo & Company, 4.750%
h
234,938
826 Wells Fargo & Company,
Convertible, 7.500%
h
991,861
Total 10,204,851
Technology  <0.1%
6,800 Hewlett Packard Enterprise
Company, Convertible, 7.625% 324,632
Total 324,632
Utilities  0.1%
23,000 CMS Energy Corporation, 4.200%
h
399,740
5,511 NextEra Energy, Inc., Convertible,
6.926% 223,912
1,518 Nextera Energy, Inc., Convertible,
7.234% 69,145
6,004 NextEra Energy, Inc., Convertible,
7.299% 287,051
13,600 Southern Company, 4.950%
e
277,712
Total 1,257,560
Total Preferred Stock
(cost $15,847,012) 13,919,667
Shares
Collateral Held for Securities
Loaned 1.2% Value
11,584,824 Thrivent Cash Management Trust 11,584,824
Total Collateral Held for
Securities Loaned
(cost $11,584,824) 11,584,824
Shares or
Principal
Amount Short-Term Investments 6.3% Value
Federal Home Loan Bank Discount
Notes
1,200,000 4.240%, 4/2/2025
k,l
1,199,719
500,000 4.220%, 5/9/2025
k,l
497,752
100,000 4.205%, 5/23/2025
k,l
99,389
1,000,000 4.203%, 6/6/2025
k,l
992,220
100,000 4.190%, 6/13/2025
k,l
99,141

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  6.3% Value
Federal National Mortgage
Association Discount Notes
1,100,000 4.210%, 4/11/2025
k,l
$ 1,098,582
400,000 4.215%, 5/5/2025
k,l
398,386
State Street Institutional U.S.
Government Money Market
Fund
37,482,906 4.293%
k
37,482,906
Thrivent Core Short-Term Reserve
Fund
1,850,648 4.600% 18,506,479
U.S. Treasury Bills
200,000 4.217%, 4/15/2025
k,m
199,670
100,000 4.186%, 6/20/2025
k,m
99,066
400,000 4.193%, 6/26/2025
k,m
395,992
Total Short-Term Investments
(cost $61,069,710) 61,069,302
Total Investments (cost
$977,146,366) 102.3% $988,749,502
Other Assets and Liabilities, Net
(2.3%) (22,193,599)
Total Net Assets 100.0% $966,555,903
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $206,228,957 or 21.3%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Conservative Allocation Fund as of March 31, 2025
was $21,000 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 144,113
Credit Suisse Group AG  12/4/2013 150,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Fund as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 8,334,792
Common Stock 2,626,870
Total lending $10,961,662
Gross amount payable upon return of
collateral for securities loaned $11,584,824
Net amounts due to counterparty $623,162
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 53,728,907 – 53,728,907 –
Basic Materials 9,074,492 – 9,074,492 –
Capital Goods 15,352,065 – 15,352,065 –
Collateralized Mortgage Obligations 58,430,190 – 58,430,190 –
Commercial Mortgage-Backed Securities 10,625,971 – 10,625,971 –
Communications Services 22,014,053 – 22,014,053 –
Consumer Cyclical 29,284,160 – 29,284,160 –
Consumer Non-Cyclical 29,277,971 – 29,277,971 –
Energy 23,835,400 – 23,835,400 –
Financials 79,858,630 – 79,858,630 –
Foreign Government 643,447 – 643,447 –
Mortgage-Backed Securities 217,995,783 – 217,995,783 –
Technology 20,946,435 – 20,946,435 –
Transportation 4,177,346 – 4,177,346 –
U.S. Government & Agencies 69,953,304 – 69,953,304 –
Utilities 24,435,821 – 24,435,821 –
Common Stock
Communications Services 9,223,993 9,223,993 – –
Consumer Discretionary 14,544,126 14,460,363 83,763 –
Consumer Staples 6,585,883 6,585,883 – –
Energy 6,541,520 6,541,520 – –
Financials 22,685,534 22,685,534 – –
Health Care 16,884,149 16,884,149 – –
Industrials 18,925,040 18,637,826 287,214 –
Information Technology 28,931,611 28,399,212 532,399 –
Materials 5,300,816 5,165,152 135,664 –
Real Estate 4,683,345 4,683,345 – –
Utilities 5,639,964 5,639,964 – –
Preferred Stock
Basic Materials 350,760 350,760 – –
Capital Goods 1,049,777 1,049,777 – –
Communications Services 732,087 732,087 – –
Financials 10,204,851 10,204,851 – –
Technology 324,632 324,632 – –
Utilities 1,257,560 1,257,560 – –
Registered Investment Companies
U.S. Unaffiliated 7,398,922 7,398,922 – –
Short-Term Investments 42,562,823 37,482,906 5,079,917 –
Subtotal Investments in Securities $873,461,368 $197,708,436 $675,752,932 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 85,196,831
Affiliated Short-Term Investments 18,506,479
Collateral Held for Securities Loaned 11,584,824
Subtotal Other Investments $115,288,134
Total Investments at Value $988,749,502
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,201,496 896,335 305,161 –
Total Return Swaps 533 – 533 –
Credit Default Swaps 76,943 – 76,943 –
Total Asset Derivatives $1,278,972 $896,335 $382,637 $–
Liability Derivatives
Futures Contracts 485,094 485,094 – –
Total Liability Derivatives $485,094 $485,094 $– $–
The following table presents Conservative Allocation Fund's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$4,185,236 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 13 June 2025 $ 2,682,198 $ 11,036
CBOT U.S. Long Bond 6 June 2025 714,580 (10,892)
CME E-mini S&P 500 Index 204 June 2025 56,919,714 743,436
CME Ultra Long Term U.S. Treasury Bond 4 June 2025 500,512 (11,512)
ICE mini MSCI EAFE Index 108 June 2025 13,316,731 (268,711)
ICE US mini MSCI Emerging Markets Index 30 June 2025 1,696,275 (30,075)
Total Futures Long Contracts $ 75,830,010 $ 433,282
CME E-mini Russell 2000 Index (164) June 2025 ( $ 16,504,937) ( $ 117,283)
CME E-mini S&P Mid-Cap 400 Index (25) June 2025 (7,299,879) (46,621)
CME Euro Foreign Exchange Currency (101) June 2025 (13,855,138) 141,863
Eurex Euro STOXX 50 Index (231) June 2025 (13,326,246) 305,161
Total Futures Short Contracts ( $ 50,986,200) $283,120
Total Futures Contracts $ 24,843,810 $716,402

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Conservative Allocation Fund's credit default swap contracts held as of March 31, 2025. Investments totaling
$694,728 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 11,735,000 $ – $ 76,943 $ 76,943
Total Credit Default Swaps $– $76,943 $76,943
1 As the buyer of protection, Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Conservative Allocation Fund's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 $ 533 $ – $ 533
Total Return Swaps $ 533 $ – $533
# Payment made on Termination Date

Conservative Allocation Fund
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Fund, is as follows:
Fund
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $76,878 $1,101 $4,440 $74,033 9,039 7.7%
Core International Equity 10,415 – 6 11,163 1,019 1.2
Total U.S. Affiliated Registered Investment
Companies 87,293 85,196 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 42,696 33,262 57,452 18,506 1,851 1.9
Total Affiliated Short-Term Investments 42,696 18,506 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,942 34,696 33,053 11,585 11,585 1.2
Total Collateral Held for Securities Loaned 9,942 11,585 1.2
Total Value $139,931 $115,287
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($893) $1,387 $– $1,101
Core International Equity 0 754 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1 (1) – 247
Total Income/Non Cash Income from Affiliated Investments $1,348
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total ($892) $2,140 $–

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— The Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. The Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the
Fund's expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The
provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty
risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended March 31, 2025, the Fund did
not engage in options.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended March 31, 2025, Conservative
Allocation used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the three months ended March 31, 2025, Conservative
Allocation used equity futures to manage exposure to the equities market.
During the three months ended March 31, 2025, Conservative
Allocation used foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements
are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The
Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended March 31, 2025, Conservative
Allocation used CDX Indices (comprised of CDSs) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the three months ended March 31, 2025, Conservative
Allocation used total return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Fund.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Fund receives dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the
Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Bank Loans (Leveraged Loans)
— Certain Funds may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may
settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based
on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.
Consent and amendment fees are accrued as income when the
changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments at
the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
Additional information for the Fund’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.